JPMorgan Municipal ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 93.8% (a)
Alabama — 4.0%
Alabama Highway Authority
Series 2025, Rev., A.G., 5.00%, 9/1/2039	2,250,000	2,543,321
Series 2025, Rev., A.G., 5.00%, 9/1/2043	4,490,000	4,939,551
Series 2025, Rev., A.G., 5.00%, 9/1/2044	1,745,000	1,902,923
Series 2025, Rev., A.G., 5.00%, 9/1/2045	1,700,000	1,838,173
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	17,000,000	17,403,522
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	8,455,000	8,520,226
Series 2023A, Rev., 5.25%, 10/1/2030 (c)	2,000,000	2,122,209
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (c)	1,010,000	1,089,033
Series 2024B, Rev., 5.00%, 9/1/2032 (c)	11,830,000	12,482,091
Series 2024A, Rev., 5.25%, 9/1/2032 (c)	3,000,000	3,117,281
Series 2026E, Rev., 5.00%, 7/1/2033	9,000,000	9,485,171
Series 2026I, Rev., 5.00%, 10/1/2033	5,000,000	5,362,280
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	31,180,000	33,234,089
Series 2026A, Rev., 5.00%, 12/1/2034	56,250,000	59,401,237
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	11,350,000	12,120,482
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (c)	2,820,000	2,836,739
Black Belt Energy Gas District, Gas Supply Series 2026B, Rev., 5.00%, 12/1/2034	11,000,000	11,812,711
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2037	6,000,000	6,542,682
Series 2024, Rev., 5.25%, 10/1/2042	2,000,000	2,168,155
Energy Southeast A Cooperative District
Series 2023A-1, Rev., 5.50%, 1/1/2031 (c)	5,000,000	5,385,487
Series 2025A, Rev., 5.00%, 11/1/2035	4,545,000	4,816,040
Lower Alabama Gas District (The), Gas Project
Series 2016A, Rev., 5.00%, 9/1/2031	1,250,000	1,314,453
Series 2025A, Rev., 5.00%, 12/1/2033	22,895,000	23,976,198
Mobile County Industrial Development Authority, Calvert LLC Project
Series 2024A, Rev., AMT, 5.00%, 6/1/2054	9,300,000	9,066,302
Series 2024B, Rev., AMT, 4.75%, 12/1/2054	7,400,000	6,963,084
Montgomery Water Works and Sanitary Sewer Board, Water and Sewer System Series 2023, Rev., 5.00%, 9/1/2048	4,450,000	4,616,982
Selma Industrial Development Board, International Paper Co. Series 2020A, Rev., 4.20%, 5/1/2034	5,000,000	5,193,903
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (c)	1,500,000	1,580,034
Southeast Energy Authority A Cooperative District
Series 2025A, Rev., 5.00%, 6/1/2035 (c)	6,125,000	6,259,522
Series 2025D, Rev., 5.00%, 9/1/2035	2,500,000	2,713,705
Series 2025H, Rev., 5.00%, 11/1/2035	5,075,000	5,401,997
Southeast Energy Authority A Cooperative District, Energy Supply Series 2024A, Rev., 5.00%, 11/1/2035	18,125,000	18,912,027
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	8,820,000	8,918,570
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000,000	1,063,033
Southeast Energy Authority A Cooperative District, Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,870,000	6,217,680
University of Alabama (The), Huntsville General Fee Series 2018B-2, Rev., 5.00%, 9/1/2031	95,000	99,722
Total Alabama		311,420,615
Alaska — 0.3%
Alaska Housing Finance Corp., State Capital Project Series II 2024A, Rev., 5.00%, 12/1/2027	1,000,000	1,034,524

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2033	1,500,000	1,561,400
Series 2019A, Rev., 4.00%, 10/1/2034	2,110,000	2,122,646
Series 2019A, Rev., 4.00%, 10/1/2036	2,455,000	2,456,714
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2030	1,875,000	2,039,781
Borough of North Slope
Series 2025, GO, 5.00%, 6/30/2026	1,000,000	1,001,792
Series 2025, GO, 5.00%, 6/30/2027	1,220,000	1,250,991
Municipality of Anchorage Series 2024A, Rev., AMT, 5.50%, 2/1/2030	1,800,000	1,937,400
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation
Series 2021B-1, Rev., 4.00%, 6/1/2050	1,650,000	1,606,982
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	51,383,513	5,864,899
Total Alaska		20,877,129
Arizona — 2.3%
Arizona Board of Regents, State University
Series 2020A, Rev., 5.00%, 7/1/2030	105,000	114,562
Series 2025A, Rev., 5.00%, 7/1/2033	3,500,000	3,972,933
Series 2025A, Rev., 5.00%, 7/1/2034	2,735,000	3,133,936
Series 2026A, Rev., 5.00%, 7/1/2038	565,000	643,713
Series 2026A, Rev., 5.00%, 7/1/2039	2,000,000	2,263,672
Series 2026A, Rev., 5.00%, 7/1/2040	1,250,000	1,404,502
Series 2026A, Rev., 5.00%, 7/1/2042	600,000	664,938
Series 2026A, Rev., 5.00%, 7/1/2043	1,100,000	1,211,255
Arizona Department of Transportation State Highway Fund Series 2026, Rev., 5.00%, 7/1/2042	2,000,000	2,238,287
Arizona Industrial Development Authority, Academies of Math and Science Projects Series 2023, Rev., 4.50%, 7/1/2033 (b)	465,000	466,509
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2023A, Rev., 5.00%, 11/1/2030	1,505,000	1,628,308
Series 2026A, Rev., 5.00%, 11/1/2031	7,040,000	7,667,251
Series 2022A, Rev., 5.00%, 11/1/2034	1,550,000	1,692,604
Series 2022A, Rev., 5.00%, 11/1/2036	1,775,000	1,916,560
Series 2024A, Rev., 5.00%, 11/1/2040	1,090,000	1,173,911
Series 2024A, Rev., 5.00%, 11/1/2043	1,000,000	1,061,832
Series 2023A, Rev., 5.25%, 11/1/2053	1,000,000	1,020,057
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	3,415,000	3,174,174
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2028	225,000	231,275
Series 2022A, Rev., 5.00%, 7/1/2029	235,000	244,136
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 4.00%, 7/1/2041	1,000,000	915,415
Series 2021A, Rev., 4.00%, 7/1/2051	1,575,000	1,288,090
Arizona Industrial Development Authority, Multi-Family The Ranches At Gunsmoke Project Series 2024, Rev., 5.00%, 11/1/2026 (c)	2,580,000	2,601,354
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund
Series 2023A, Rev., 5.00%, 11/1/2028	4,325,000	4,490,913
Series 2020A, Rev., 4.00%, 11/1/2038	200,000	201,272
Series 2023A, Rev., 5.00%, 11/1/2038	1,000,000	1,069,414

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Series 2023A, Rev., 5.00%, 11/1/2040	1,950,000	2,068,738
City of Avondale Wastewater System
Series 2026A, Rev., 5.00%, 7/1/2035 (d)	500,000	572,892
Series 2026, Rev., 5.00%, 7/1/2036 (d)	1,010,000	1,161,600
Series 2026A, Rev., 5.00%, 7/1/2037 (d)	450,000	513,132
Series 2026A, Rev., 5.00%, 7/1/2042 (d)	1,400,000	1,543,816
Series 2026A, Rev., 5.00%, 7/1/2044 (d)	1,310,000	1,424,264
City of Buckeye
Series 2025, GO, 5.00%, 7/1/2042	1,080,000	1,190,822
Series 2025, GO, 5.00%, 7/1/2043	1,000,000	1,097,738
City of Buckeye, Excise Tax
Series 2025, Rev., 5.00%, 7/1/2036	1,350,000	1,541,764
Series 2025, Rev., 5.00%, 7/1/2037	1,600,000	1,815,585
Series 2025, Rev., 5.00%, 7/1/2038	1,250,000	1,410,721
City of Glendale Water and Sewer, Senior Lien
Series 2024, Rev., 5.00%, 7/1/2040	475,000	522,703
Series 2025, Rev., 5.00%, 7/1/2040	280,000	311,074
Series 2025, Rev., 5.00%, 7/1/2041	470,000	519,321
Series 2025, Rev., 5.00%, 7/1/2043	410,000	447,101
City of Lake Havasu City Wastewater System, Senior Lien
Series 2025, GO, 5.00%, 7/1/2039	1,300,000	1,464,786
Series 2025, GO, 5.00%, 7/1/2041	500,000	557,384
City of Mesa Utility System
Series 2025, Rev., A.G., 5.00%, 7/1/2029	1,750,000	1,874,002
Series 2025, Rev., A.G., 5.00%, 7/1/2031	1,375,000	1,520,704
Series 2025, Rev., A.G., 5.00%, 7/1/2032	2,000,000	2,241,991
Series 2026, Rev., 5.00%, 7/1/2032 (d)	6,835,000	7,644,786
Series 2025, Rev., A.G., 5.00%, 7/1/2033	1,000,000	1,133,959
Series 2025, Rev., A.G., 5.00%, 7/1/2034	2,000,000	2,289,097
Series 2025, Rev., A.G., 5.00%, 7/1/2035	1,000,000	1,153,264
Series 2026, Rev., 5.00%, 7/1/2037 (d)	6,620,000	7,688,239
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System
Series 2023, Rev., 5.00%, 7/1/2041	1,680,000	1,849,941
Series 2023, Rev., 5.00%, 7/1/2043	3,020,000	3,289,668
City of Phoenix Civic Improvement Corp., Subordinate Excise Tax
Series 2025A, Rev., 5.00%, 7/1/2037	2,405,000	2,757,542
Series 2025C, Rev., 5.00%, 7/1/2037	6,750,000	7,739,464
City of Scottsdale, Project of 2019 Series 2025, GO, 4.00%, 7/1/2041	1,020,000	1,047,164
City of Yuma Water and Sewer
Series 2025A, Rev., A.G., 5.00%, 7/1/2042	625,000	686,093
Series 2025A, Rev., A.G., 5.00%, 7/1/2043	300,000	327,870
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700,000	716,692
Series 2018A, Rev., 5.00%, 7/1/2029	1,300,000	1,329,504
Maricopa County Industrial Development Authority, Honorhealth
Series 2019A, Rev., 5.00%, 9/1/2037	1,250,000	1,284,061
Series 2024D, Rev., 5.00%, 12/1/2042	2,850,000	3,033,865

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2034	1,000,000	1,034,020
Maricopa County Industrial Development Authority, Ottawa University Series 2020, Rev., 5.13%, 10/1/2030 (b)	215,000	209,501
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (b)	1,885,000	1,902,350
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	30,761
Maricopa County Unified School District No. 60 Higley Series 2023, COP, A.G., 5.00%, 6/1/2036	100,000	108,567
Maricopa County Unified School District No. 69 Paradise Valley, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2039	1,000,000	1,126,758
Maricopa County Unified School District No. 80 Chandler, Project of 2025 Series 2026A, GO, 5.00%, 7/1/2042	1,200,000	1,330,965
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024
Series 2025, GO, 5.00%, 7/1/2036	1,250,000	1,414,047
Series 2025, GO, 5.00%, 7/1/2037	1,250,000	1,404,107
Series 2025, GO, 5.00%, 7/1/2039	1,200,000	1,333,941
Pima County Unified School District No. 1 Tucson, Project of 2023
Series 2026B, GO, 5.00%, 7/1/2033	1,000,000	1,131,906
Series 2026B, GO, 5.00%, 7/1/2034	950,000	1,085,122
Series 2026B, GO, 5.00%, 7/1/2035	1,100,000	1,267,648
Series 2026B, GO, 5.00%, 7/1/2037	1,250,000	1,416,326
Series 2024A, GO, A.G., 5.00%, 7/1/2040	1,190,000	1,304,303
Salt River Project Agricultural Improvement and Power District Series 2023A, Rev., 5.00%, 1/1/2047	2,770,000	2,906,114
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000,000	3,103,465
Series 2017A, Rev., 5.00%, 1/1/2034	6,000,000	6,200,586
Series 2024B, Rev., 5.00%, 5/1/2039	6,000,000	6,750,510
Series 2025C, Rev., 5.00%, 1/1/2046	2,000,000	2,155,465
Series 2025C, Rev., 5.00%, 1/1/2047	2,335,000	2,491,663
Series 2025C, Rev., 5.00%, 1/1/2051	10,000,000	10,454,258
Salt Verde Financial Corp. Series 2007-1, Rev., 5.25%, 12/1/2026	100,000	100,980
Scottsdale Municipal Property Corp., Excise Tax Series 2006, Rev., 5.00%, 7/1/2026	1,570,000	1,572,977
Town of Queen Creek
Series 2026, COP, 5.00%, 10/1/2042	700,000	770,570
Series 2026, COP, 5.00%, 10/1/2043	950,000	1,039,485
Series 2026, COP, 5.00%, 10/1/2044	535,000	580,243
Series 2026, COP, 5.00%, 10/1/2045	1,200,000	1,290,407
Series 2026, COP, 5.00%, 10/1/2046	800,000	852,488
Town of Queen Creek Excise Tax Series 2024, Rev., 5.00%, 8/1/2054	5,000,000	5,154,156
Total Arizona		175,785,909
Arkansas — 0.1%
Arkansas Development Finance Authority, Hybar Steel Project Series 2023A, Rev., AMT, 6.88%, 7/1/2048 (b)	1,000,000	1,075,931
Arkansas Development Finance Authority, Single Family Mortgage-Backed Securities Loan Program Series 2026B, Rev., GNMA / FNMA / FHLMC, 2.88%, 5/15/2027 (c)	3,250,000	3,247,368
City of Springdale Water and Sewer Series 2025, Rev., 5.00%, 9/1/2033	1,000,000	1,081,371
University of Arkansas, Various Facilities Fayetteville Campus Series 2024B, Rev., 5.00%, 11/1/2031	1,055,000	1,170,453
Total Arkansas		6,575,123
California — 6.9%
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	6,500,000	4,392,365

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565,000	2,679,673
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	26,665,000	27,053,032
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	5,000,000	5,302,159
Series 2024E, Rev., 5.00%, 9/1/2032 (c)	3,000,000	3,187,399
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	6,370,000	6,900,184
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	35,475,000	38,339,259
Series 2026A-1, Rev., 5.00%, 2/1/2036 (c)	13,455,000	14,525,801
Series 2026C, Rev., 5.25%, 2/1/2036	43,450,000	47,371,940
Series 2026B, Rev., 5.00%, 3/1/2036	51,515,000	54,124,266
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	17,000,000	4,028,680
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	2,500,000	2,362,404
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2027	400,000	408,567
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	25,260,000	4,203,974
California County Tobacco Securitization Agency, Sonoma County Securitization Corp. Series 2020B-2, Rev., Zero Coupon, 6/1/2055	6,000,000	1,209,346
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2034	4,900,000	5,413,507
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	2,420,000	2,304,065
California Health Facilities Financing Authority, EL Camino Health Series 2025A, Rev., 5.00%, 2/1/2044	1,000,000	1,116,750
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	4,000,000	3,579,337
California Health Facilities Financing Authority, Rady Children's Health Series 2026B-3, Rev., 5.00%, 8/15/2036 (c)	45,000,000	52,313,477
California Health Facilities Financing Authority, Sutter Health Series 2018A, Rev., 4.00%, 11/15/2042	4,000,000	3,875,180
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	26,685,000	14,943,600
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000,000	5,030,653
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts
Series 2024, Rev., 5.00%, 1/1/2032	1,890,000	2,090,509
Series 2026, Rev., 5.00%, 7/1/2033	7,000,000	7,880,424
California Municipal Finance Authority
Series 2025-2, Rev., 4.33%, 11/20/2040 (c)	2,985,335	2,963,374
Series 2026-1, Rev., 4.05%, 7/20/2041	998,263	985,218
California Municipal Finance Authority, Community Health System
Series 2021A, Rev., 5.00%, 2/1/2033	800,000	860,302
Series 2021A, Rev., A.G. - CR, 3.00%, 2/1/2046	5,000,000	3,909,014
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2028	1,430,000	1,490,052
Series 2024, Rev., 5.00%, 11/15/2029	1,000,000	1,057,710
Series 2024, Rev., 5.00%, 11/15/2031	1,105,000	1,194,932
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2042	1,675,000	1,755,385
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024A-1, Rev., 5.00%, 7/1/2028 (c)	1,750,000	1,831,546
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project
Series 2026B, Rev., 5.00%, 6/30/2032	2,500,000	2,690,345
Series 2026A, Rev., 5.00%, 9/1/2033	1,000,000	1,127,475
Series 2026A, Rev., 5.00%, 3/1/2034	850,000	960,594
Series 2026A, Rev., 5.00%, 9/1/2034	1,000,000	1,134,389

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2026A, Rev., 5.00%, 3/1/2035	1,700,000	1,935,013
Series 2026A, Rev., 5.00%, 9/1/2035	1,100,000	1,255,504
Series 2026A, Rev., 5.00%, 3/1/2036	600,000	686,247
Series 2026A, Rev., 5.00%, 9/1/2036	625,000	714,004
Series 2026A, Rev., 5.25%, 9/1/2051	1,000,000	1,063,099
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Series 2023, Rev., AMT, 5.00%, 7/1/2036 (b)	1,865,000	2,007,802
Series 2023, Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,181,639
Series 2023, Rev., AMT, 5.00%, 11/21/2045 (b)	1,000,000	1,045,323
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017A-1, Rev., AMT, 2.95%, 7/15/2026 (b) (c)	1,000,000	999,627
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2028	875,000	930,582
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2018A, Rev., 5.25%, 12/1/2048 (b)	1,390,000	1,400,653
Series 2016A, Rev., 5.25%, 12/1/2056 (b)	9,250,000	9,250,048
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	2,350,000	2,439,008
Central Valley Energy Authority, Commodity Supply Series 2026, Rev., 5.00%, 8/1/2034	3,800,000	4,078,424
Chico Unified School District, Election of 2024 Series 2024A, GO, 4.50%, 8/1/2049	1,500,000	1,510,346
City and County of San Francisco, Multiple Capital Improvement Projects Series 2025R-1, COP, 5.00%, 4/1/2041	5,000,000	5,595,313
City of Aliso Viejo Series 2019, COP, 4.00%, 11/1/2028	175,000	181,500
City of Los Angeles Series 2025, Rev., TRAN, 5.00%, 6/25/2026	13,000,000	13,020,172
City of Los Angeles Department of Airports, International Airport Subordinate Series 2021A, Rev., AMT, 5.00%, 5/15/2039	1,240,000	1,313,437
City of Los Angeles, Wastewater System, Subordinate Series 2025A, Rev., 5.00%, 6/1/2055	3,000,000	3,179,162
Colton Joint Unified School District, Election of 2024
Series A, GO, Zero Coupon, 8/1/2047	1,750,000	657,159
Series A, GO, Zero Coupon, 8/1/2048	2,000,000	712,140
Series A, GO, Zero Coupon, 8/1/2049	1,250,000	422,525
Series A, GO, Zero Coupon, 8/1/2050	1,500,000	481,046
Desert Community College District, Election of 2016 Series 2024, GO, 4.00%, 8/1/2051	4,000,000	3,777,521
Desert Sands Unified School District, Election of 2024 Series 2025, GO, 4.00%, 8/1/2050	2,500,000	2,420,713
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2018A-1, Rev., 5.00%, 6/1/2028 (e)	250,000	262,635
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	97,200,000	9,681,946
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, A.G., Zero Coupon, 8/1/2026	19,585,000	19,499,631
Indio Finance Authority, City of Indio
Series 2022A, Rev., 5.00%, 11/1/2028	275,000	291,386
Series 2022A, Rev., 5.00%, 11/1/2029	325,000	351,508
Series 2022A, Rev., 5.00%, 11/1/2030	400,000	440,442
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (c)	3,000,000	3,001,012
Los Angeles Department of Water and Power System
Series 2021C, Rev., 4.00%, 7/1/2026	6,285,000	6,290,555
Series 2024C, Rev., 5.00%, 7/1/2026	7,115,000	7,128,191
Los Angeles Department of Water and Power Water System
Series 2025C, Rev., 5.00%, 7/1/2029	2,075,000	2,205,480
Series 2020C, Rev., 5.00%, 7/1/2032	1,000,000	1,074,226
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	2,000,000	1,883,951

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Menlo Park City School District, Capital Appreciation
Series 2015, GO, Zero Coupon, 7/1/2036	1,150,000	754,943
Series 2015, GO, Zero Coupon, 7/1/2037	1,950,000	1,222,414
Series 2015, GO, Zero Coupon, 7/1/2041	1,250,000	655,122
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000,000	971,567
M-S-R Energy Authority Series 2009B, Rev., 7.00%, 11/1/2034	1,000,000	1,203,760
Mt San Antonio Community College District, Election of 2016 Series 2025A, GO, 5.00%, 8/1/2050	1,500,000	1,598,656
Municipal Improvement Corp. of Los Angeles, Real Property Series 2016B, Rev., 4.00%, 11/1/2035	3,000,000	3,001,270
Napa Valley Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2055	1,500,000	1,508,162
Ontario Public Financing Authority Series 2025A, Rev., 4.50%, 11/1/2055	4,000,000	3,982,781
Redondo Beach Unified School District, Election of 2024 Series 2024A, GO, 4.63%, 8/1/2055	1,000,000	1,011,016
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, A.G., 5.00%, 9/1/2029	100,000	107,502
Series 2022A-1, A.G., 5.00%, 9/1/2030	330,000	361,162
Series 2022A-1, A.G., 5.00%, 9/1/2042	1,000,000	1,068,568
San Diego County Regional Airport Authority Series 2021B, Rev., AMT, 5.00%, 7/1/2051	5,180,000	5,231,824
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.25%, 7/1/2038	2,000,000	2,208,809
Series 2020C, Rev., AMT, 5.25%, 7/1/2043	4,400,000	4,828,091
Series 2025B, Rev., AMT, 5.25%, 7/1/2044	7,500,000	8,159,511
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,460,000	5,572,237
San Francisco City and County Airport Comm-San Francisco International Airport Series 2016B, Rev., AMT, 5.00%, 6/2/2026	1,200,000	1,200,064
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	2,045,000	2,264,985
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2042	2,000,000	2,046,607
Series C, GO, 4.00%, 9/1/2043	1,955,000	1,987,302
Solano Irrigation District, Water Series 2021, COP, 4.00%, 8/1/2031	285,000	296,220
Southern California Logistics Airport Authority, Junior Lien
Series 2025A, Rev., A.G., 5.00%, 12/1/2039	1,000,000	1,137,913
Series 2025A, Rev., A.G., 5.00%, 12/1/2040	1,000,000	1,131,332
Series 2025A, Rev., A.G., 5.00%, 12/1/2043	1,000,000	1,110,876
Southern California Public Power Authority Series 2026A, Rev., 5.00%, 11/1/2033 (d)	20,000,000	21,314,220
State of California, Various Purpose, GO, 5.00%, 11/1/2032	335,000	367,246
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	118,775
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp. Series 2019A, Class 1, Rev., 5.00%, 6/1/2048	3,000,000	3,022,919
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,158,922
University of California Series 2013AL-3, Rev., VRDO, 2.30%, 6/1/2026 (c)	6,500,000	6,500,000
Ventura Unified School District, Election of 2022 Series 2022B, GO, 4.25%, 8/1/2051	1,000,000	985,333
West Hills Community College District School Facilities Improvement District 1 Series 2022, GO, A.G., 4.00%, 8/1/2037	1,575,000	1,620,020
Total California		540,675,986
Colorado — 2.8%
Adams and Arapahoe Counties Joint School District 28J Aurora Series 2025, GO, 5.50%, 12/1/2043	3,375,000	3,869,076
Baseline Metropolitan District No. 1
Series 2024A, GO, A.G., 5.00%, 12/1/2026	500,000	505,308

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Series 2024A, GO, A.G., 5.00%, 12/1/2027	1,000,000	1,032,419
Series 2024A, GO, A.G., 5.00%, 12/1/2028	580,000	610,788
Series 2024A, GO, A.G., 5.00%, 12/1/2030	1,500,000	1,630,701
Series 2024A, GO, A.G., 5.00%, 12/1/2031	1,000,000	1,092,297
Board of Governors of Colorado State University System
Series 2025B, Rev., VRDO, LIQ : Bank of America NA, 1.62%, 6/10/2026 (c)	4,090,000	4,090,000
Series 2017C, Rev., 5.00%, 3/1/2043	4,770,000	4,869,890
City and County of Broomfield
Series 2026, COP, 5.00%, 2/1/2041	310,000	343,740
Series 2026, COP, 5.00%, 2/1/2043	1,000,000	1,091,909
Series 2026, COP, 5.00%, 2/1/2046	1,000,000	1,062,606
City and County of Broomfield Water Activity Enterprise
Series 2026, Rev., 5.00%, 12/1/2041	1,750,000	1,958,674
Series 2026, Rev., 5.00%, 12/1/2042	800,000	888,662
Series 2026, Rev., 5.00%, 12/1/2043	1,000,000	1,104,044
Series 2026, Rev., 5.00%, 12/1/2044	1,250,000	1,367,722
City and County of Denver Series 2020B, GO, 5.00%, 8/1/2029	220,000	236,666
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2028	2,845,000	2,981,827
Series 2022A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,100,526
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	10,505,000	10,870,156
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750,000	9,412,076
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	5,000,000	5,544,209
Series 2018A, Rev., AMT, 4.00%, 12/1/2043	3,380,000	3,222,717
City of Colorado Springs Utilities System Series 2025A, Rev., 5.00%, 11/15/2037	5,900,000	6,749,914
City of Colorado Springs, Multi Family Housing Bradley Apartments Project Series 2025, Rev., 3.15%, 12/1/2029 (c)	5,000,000	5,004,314
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041	574,000	462,039
Colorado Health Facilities Authority Series 2025A, Rev., 5.25%, 5/15/2048	1,000,000	1,023,153
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	4,750,000	5,076,236
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	5,000,000	5,390,736
Series 2021A, Rev., 4.00%, 11/15/2050	5,750,000	5,088,454
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225,000	1,264,834
Colorado Health Facilities Authority, CommonSpirit Health
Series 2024A, Rev., 5.00%, 12/1/2029	7,630,000	8,120,931
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000,000	1,055,088
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000,000	2,106,179
Series 2025A, Rev., 5.00%, 9/1/2032	8,300,000	9,108,193
Series 2019A-1, Rev., 4.00%, 8/1/2037	1,510,000	1,510,748
Series 2019A-2, Rev., 5.00%, 8/1/2044	12,650,000	12,904,485
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2028	1,000,000	1,037,621
Series 2025A, Rev., 5.00%, 12/1/2031	1,115,000	1,195,693
Series 2025A, Rev., 5.00%, 12/1/2033	1,000,000	1,085,976
Colorado Health Facilities Authority, Intermountain Healthcare Series 2024D, Rev., VRDO, 2.80%, 6/1/2026 (c)	15,000,000	15,000,000
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2037	2,605,000	2,628,528
Colorado Housing and Finance Authority, Multi Family Mortgage Housing, Albion Apartments Project Series 2025, Rev., 3.38%, 7/1/2028 (c)	5,000,000	5,024,020

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2023L, Rev., GNMA COLL, 5.75%, 11/1/2053	2,260,000	2,406,145
Series 2025M, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	11,245,000	12,459,292
Colorado Springs School District No. 11 Facilities Corp.
Series 2024, COP, 5.00%, 12/15/2026	350,000	353,731
Series 2024, COP, 5.00%, 12/15/2037	550,000	606,677
Series 2024, COP, 5.00%, 12/15/2038	600,000	659,206
County of Adams Series 2024, COP, 4.00%, 12/1/2054	1,500,000	1,360,723
Denver City and County School District No. 1 Series 2025A, GO, 5.25%, 12/1/2035	3,920,000	4,592,469
Denver Health and Hospital Authority Series 2025A, Rev., 5.13%, 12/1/2050	1,000,000	994,286
Dominion Water and Sanitation District
Series 2022, Rev., 5.00%, 12/1/2027	500,000	503,104
Series 2022, Rev., 5.25%, 12/1/2032	1,905,000	1,964,643
El Paso County School District No. 3 Widefield
Series 2025B, GO, 5.25%, 12/1/2043	275,000	304,977
Series 2025B, GO, 5.25%, 12/1/2044	325,000	357,304
Series 2025B, GO, 5.25%, 12/1/2045	125,000	136,312
Series 2025B, GO, 5.25%, 12/1/2046	665,000	717,941
Fort Collins-Loveland Water District
Series 2025, Rev., 5.00%, 12/1/2038	1,150,000	1,307,682
Series 2025, Rev., 5.00%, 12/1/2039	1,300,000	1,470,225
Series 2025, Rev., 5.00%, 12/1/2040	1,875,000	2,108,269
Park Creek Metropolitan District
Series 2025, Rev., A.G., 5.00%, 12/1/2032	720,000	803,957
Series 2025, Rev., A.G., 5.00%, 12/1/2034	1,480,000	1,633,615
Series 2025, Rev., A.G., 5.00%, 12/1/2040	1,500,000	1,606,134
Series 2025, Rev., A.G., 5.00%, 12/1/2041	1,375,000	1,469,840
Raindance Metropolitan District No. 1, Non-Potable Water System Series 2020, Rev., 5.00%, 12/1/2040	734,000	736,909
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (b)	750,000	755,447
Series 2021A, GO, 5.00%, 12/1/2041 (b)	750,000	750,232
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	14,500,000	15,677,868
State of Colorado
Series 2020A, COP, 4.00%, 12/15/2039	1,445,000	1,456,267
Series 2021A, COP, 4.00%, 12/15/2039	3,100,000	3,128,972
State of Colorado, Building Excellent Schools Today Series S, COP, 4.00%, 3/15/2037	1,000,000	1,015,809
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515,000	1,203,382
University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2026 (e)	20,000	20,000
Series 2017A-2, Rev., 5.00%, 6/1/2026	20,000	20,000
Vail Home Partners Corp., Colorado Housing Facilities Series 2025, Rev., 5.88%, 10/1/2055 (b)	2,000,000	2,071,623
Verve Metropolitan District No. 1 Series 2023, GO, 5.75%, 12/1/2033	2,000,000	2,033,560
Total Colorado		216,409,756
Connecticut — 1.7%
City of Meriden Series 2023, GO, 4.00%, 6/15/2043	1,080,000	1,089,446
City of New Haven Series 2024, GO, A.G., 5.00%, 8/1/2033	3,000,000	3,361,814
City of Norwalk Series 2023, GO, 4.00%, 8/15/2042	120,000	121,774

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
City of Stamford, Water Pollution Control System and Facility Series 2013A, Rev., 5.00%, 8/15/2029	300,000	300,525
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2026A, Rev., A.G., 5.50%, 7/1/2051	2,000,000	2,162,624
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series 2024C-1, Rev., VRDO, 1.55%, 6/10/2026 (c)	40,000,000	40,000,000
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024B, Rev., 5.00%, 7/1/2029 (c)	3,750,000	3,979,694
South Central Connecticut Regional Water Authority
Series 40TH, Rev., 5.00%, 8/1/2034 (d)	1,000,000	1,146,187
Series 40TH, Rev., 5.00%, 8/1/2035 (d)	1,250,000	1,443,453
Series 40TH, Rev., 5.00%, 8/1/2036 (d)	2,000,000	2,328,670
Series 40TH, Rev., 5.00%, 8/1/2037 (d)	1,310,000	1,513,489
Series 40TH, Rev., 5.00%, 8/1/2038 (d)	925,000	1,062,331
Series 40TH, Rev., 5.00%, 8/1/2039 (d)	215,000	245,092
Stamford Housing Authority, Mozaic Concierge Living Project Series 2025A, Rev., 6.50%, 10/1/2055	1,515,000	1,571,493
State of Connecticut
Series 2025B, GO, 5.00%, 12/1/2028	4,365,000	4,618,604
Series 2025B, GO, 5.00%, 12/1/2030	1,000,000	1,097,841
Series 2026B, GO, 5.00%, 9/15/2033 (d)	12,400,000	14,099,467
Series 2026B, GO, 5.00%, 9/15/2034 (d)	10,000,000	11,465,889
Series 2026B, GO, 5.00%, 9/15/2035 (d)	14,135,000	16,309,429
Series 2022E, GO, 5.00%, 11/15/2035	2,815,000	3,126,199
State of Connecticut Special Tax
Series 2023A, Rev., 5.00%, 7/1/2037	2,265,000	2,530,933
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,112,893
Series 2021A, Rev., 4.00%, 5/1/2039	1,305,000	1,326,955
State of Connecticut Special Tax, Transportation Infrastructure Purpose
Series 2024B, Rev., 5.00%, 7/1/2026	10,500,000	10,520,037
Series 2025A, Rev., 5.00%, 7/1/2039	5,000,000	5,664,288
Series 2025A, Rev., 5.00%, 7/1/2045	3,200,000	3,473,502
Total Connecticut		135,672,629
Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000,000	1,000,470
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 3.60%, 1/1/2031	4,250,000	4,379,395
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Series 2020, Rev., 5.00%, 9/1/2040	1,550,000	1,581,164
Delaware State Economic Development Authority, St. Andrews School Project Series 2020, Rev., 4.00%, 7/1/2041	1,190,000	1,181,359
State of Delaware Series 2026A, GO, 4.00%, 5/1/2045	4,795,000	4,767,652
Total Delaware		12,910,040
District of Columbia — 1.2%
District of Columbia Housing Finance Agency, Multi Family Housing 2911 Rhode Island Apartments Project Series 2025A, Rev., FHA, 5.00%, 3/1/2028	3,500,000	3,612,896
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., VRDO, 3.20%, 12/1/2026 (c)	4,585,000	4,585,000
District of Columbia Water and Sewer Authority, Subordinate Lien
Series 2026B, Rev., 5.00%, 10/1/2038	11,395,000	12,944,947
Series 2025B, Rev., 5.25%, 10/1/2050	5,250,000	5,602,293

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	21,500,000	23,641,121
District of Columbia, Income Tax Series 2019A, Rev., 5.00%, 3/1/2029	100,000	106,428
District of Columbia, Kipp DC Project Series 2019, Rev., 4.00%, 7/1/2039	100,000	95,387
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2022C1, Rev., 4.00%, 10/1/2040	2,000,000	2,017,371
Metropolitan Washington Airports Authority Aviation
Series 2024A, Rev., AMT, 5.00%, 10/1/2026	1,270,000	1,279,419
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	1,360,000	1,483,220
Series 2020A, Rev., AMT, 4.00%, 10/1/2035	1,750,000	1,764,509
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750,000	5,873,386
Washington Metropolitan Area Transit Authority Dedicated Series 2024A, Rev., 4.38%, 7/15/2056	10,690,000	10,304,584
Washington Metropolitan Area Transit Authority Dedicated, Second Lien
Series 2023A, Rev., 5.00%, 7/15/2048	7,200,000	7,488,582
Series 2025A, Rev., 5.25%, 7/15/2055	12,500,000	13,106,123
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2023A, Rev., 5.00%, 7/15/2037	1,500,000	1,646,167
Total District of Columbia		95,551,433
Florida — 3.4%
Capital Trust Authority, IPS Enterprises, Inc., Projects
Series 2023A, Rev., 5.13%, 6/15/2033 (b)	1,625,000	1,678,238
Series 2023A, Rev., 6.00%, 6/15/2043 (b)	2,060,000	2,126,978
Central Florida Expressway Authority, Senior Lien
Series 2025A, Rev., 5.00%, 7/1/2038	3,150,000	3,540,575
Series 2025A, Rev., 5.00%, 7/1/2039	2,850,000	3,181,715
Central Florida Tourism Oversight District Series 2016A, GO, 5.00%, 6/1/2026	50,000	50,000
City of Jacksonville
Series 2024, Rev., 5.00%, 10/1/2026	1,690,000	1,703,272
Series 2024, Rev., 5.00%, 10/1/2028	1,400,000	1,471,392
Series 2024, Rev., 5.00%, 10/1/2029	1,305,000	1,397,589
City of Palm Coast Utility System
Series 2026, Rev., 5.00%, 10/1/2037	1,100,000	1,243,806
Series 2026, Rev., 5.00%, 10/1/2038	1,350,000	1,514,631
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	11,600,000	12,531,226
City of West Palm Beach Utility System Series 2017A, Rev., 5.00%, 10/1/2042	5,095,000	5,168,612
Collier County Educational Facilities Authority, Ave Maria University, Inc., Project Series 2023, Rev., 5.00%, 6/1/2027	1,930,000	1,948,466
County of Lee, Airport
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	434,399
Series 2021B, Rev., AMT, 5.00%, 10/1/2031	1,840,000	1,998,234
Series 2026A-2, Rev., AMT, 5.00%, 10/1/2031 (c)	3,000,000	3,219,012
County of Miami-Dade Series 2009, Rev., Zero Coupon, 10/1/2040	5,000,000	2,820,212
County of Miami-Dade Water and Sewer System
Series 2025B, Rev., 4.00%, 10/1/2042	14,000,000	13,830,485
Series 2025A, Rev., 4.50%, 10/1/2051	7,190,000	7,061,667
County of Miami-Dade, Aviation System Series 2024A, Rev., AMT, 5.00%, 10/1/2035	4,805,000	5,321,965
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2034	5,355,000	5,363,495
County of Palm Beach Series 2021A, Rev., 4.00%, 12/1/2032	2,070,000	2,163,063
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	263,632

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	221,440
Florida Development Finance Corp. Series 2026B, Rev., 5.00%, 10/1/2031 (c)	2,000,000	2,159,883
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Series 2024, Rev., AMT, 5.25%, 7/1/2047	1,500,000	1,065,000
Series 2024, Rev., AMT, 5.50%, 7/1/2053	6,250,000	4,437,500
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	1,007,672
Florida Housing Finance Corp., Homeowner Mortgage
Series 2022 1, Rev., GNMA / FNMA / FHLMC, 3.50%, 7/1/2052	970,000	966,800
Series 2024-5, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	3,140,000	3,419,672
Series 2025 5, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2056	5,000,000	5,540,490
Florida Housing Finance Corp., Homeowner Mortgage Residence at Claude Pepper Series 2026M, Rev., 3.10%, 6/1/2030 (c)	1,750,000	1,754,394
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	8,000,000	8,214,953
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.63%, 11/15/2045 (b)	3,000,000	3,243,741
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	77,072
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2025A, Rev., 5.00%, 10/1/2034	3,770,000	4,229,621
Florida State Board of Governors University of North Florida Dormitory
Series 2023A, Rev., 5.00%, 11/1/2041	2,205,000	2,389,749
Series 2023A, Rev., 5.00%, 11/1/2042	2,675,000	2,886,536
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., A.G., 5.00%, 11/1/2028	100,000	105,248
Greater Orlando Aviation Authority, United Airlines, Inc., Project
Series 2025, Rev., AMT, 5.25%, 11/1/2034	6,000,000	6,366,285
Series 2025, Rev., AMT, 5.25%, 11/1/2035	7,560,000	7,988,845
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	3,260,000	3,432,509
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.80%, 6/1/2026 (c)	2,900,000	2,900,000
Jacksonville Housing Finance Authority, Multi- Family Egret Landing Series 2025, Rev., 3.40%, 7/1/2028 (c)	3,250,000	3,257,550
JEA Electric System
Series 2024A- 3, Rev., A.G., 5.00%, 10/1/2037	1,950,000	2,178,957
Series 2024A-3, Rev., A.G., 5.00%, 10/1/2038	2,500,000	2,780,829
JEA Water and Sewer System Series 2024A, Rev., 5.50%, 10/1/2054	5,000,000	5,334,817
Lee County Industrial Development Authority Series 2026, Rev., 5.25%, 10/1/2044 (b) (d)	2,500,000	2,512,848
Lee County Industrial Development Authority, Lee Health System, Inc. Project
Series 2026A-2, Rev., 5.00%, 4/1/2033 (c)	5,000,000	5,491,440
Series 2026A-3, Rev., 5.00%, 4/1/2035 (c)	5,000,000	5,583,624
Lee County School Board (The)
Series 2023A, COP, 5.00%, 8/1/2042	6,725,000	7,252,943
Series 2023A, COP, 4.00%, 8/1/2048	1,500,000	1,369,425
Manatee County School District Series 2026, COP, 5.00%, 7/1/2045	3,000,000	3,213,667
Marion County School Board Series 2024, COP, A.G., 5.25%, 6/1/2044	1,465,000	1,582,572
Miami Beach Redevelopment Agency, City Center Historic Convention Village Series 2025, Rev., A.G., 5.00%, 2/1/2036	3,000,000	3,352,947
Miami-Dade County Housing Finance Authority, Amber Station Series 2025A, Rev., 3.25%, 8/1/2029 (c)	7,750,000	7,791,352

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 5.85%, 5/1/2037	960,000	1,019,449
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2036	750,000	819,279
Orlando Utilities Commission Series 2024B, Rev., 5.00%, 10/1/2036	1,215,000	1,378,567
Orlando Utilities Commission, Utility System
Series 2015B, Rev., VRDO, LIQ : TD Bank NA, 1.60%, 6/10/2026 (c)	2,000,000	2,000,000
Series 2025A, Rev., 5.00%, 10/1/2033	1,000,000	1,140,667
Series 2025A, Rev., 5.00%, 10/1/2034	1,095,000	1,260,660
Series 2025A, Rev., 5.00%, 10/1/2035	1,260,000	1,439,603
Series 2025A, Rev., 5.00%, 10/1/2036	1,000,000	1,134,623
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2016, Rev., 5.00%, 11/15/2032	240,000	240,977
Series 2025B, Rev., 5.00%, 11/15/2049	3,485,000	3,499,096
Series 2025B, Rev., 5.00%, 11/15/2055	5,000,000	4,971,837
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2025, Rev., 5.25%, 11/1/2055	4,250,000	4,276,710
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Series 2019B, Rev., 5.00%, 5/15/2053	3,230,000	3,027,370
Peace River Manasota Regional Water Supply Authority, Utility System
Series 2025A, Rev., 5.25%, 10/1/2044	6,780,000	7,404,426
Series 2025A, Rev., 5.25%, 10/1/2046	2,000,000	2,157,540
Series 2025A, Rev., 5.25%, 10/1/2047	5,055,000	5,421,045
Series 2025A, Rev., 5.25%, 10/1/2050	5,250,000	5,612,262
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project
Series 2019A, Rev., 5.25%, 11/15/2039	1,500,000	1,502,916
Series 2019A, Rev., 5.50%, 11/15/2049	3,225,000	2,985,098
Series 2019A, Rev., 5.75%, 11/15/2054	2,000,000	1,866,779
Southeast Overtown Park West Community Redevelopment Agency, Flag Tax Increment
Series 2025A, Rev., A.G., 5.00%, 3/1/2033	2,500,000	2,779,066
Series 2025A, Rev., A.G., 5.00%, 3/1/2034	3,000,000	3,357,213
State of Florida Series 2019D, GO, 3.00%, 6/1/2038	2,000,000	1,858,860
State of Florida Board of Education, Public Education Capital Outlay Series 2017B, GO, 5.00%, 6/1/2031	75,000	76,668
State of Florida Department of Transportation Turnpike System Series 2024D, Rev., 4.00%, 7/1/2048	1,390,000	1,304,398
State of Florida, Right of Way Acquisition and Bridge Construction Series 2024A, GO, 5.00%, 7/1/2038	2,490,000	2,770,094
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	75,143
Tampa Bay Water Series 2024B, Rev., 5.00%, 10/1/2042	6,800,000	7,498,561
Tampa-Hillsborough County Expressway Authority Series 2017B, Rev., 5.00%, 7/1/2031	40,000	41,834
University of Florida, Department of Housing and Residence Education Housing System Series 2021A, Rev., 5.00%, 7/1/2026	125,000	125,242
Village Community Development District No. 15
Series 2023, 4.25%, 5/1/2028 (b)	95,000	96,183
Series 2023, 4.85%, 5/1/2038 (b)	1,000,000	1,036,235
Total Florida		268,321,446
Georgia — 3.8%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (c)	1,500,000	1,506,432
Augusta Development Authority, AU Health System, Inc. Project Series 2018, Rev., 4.00%, 7/1/2038	3,995,000	3,962,197
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	4,000,000	4,077,292
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	11,090,000	10,228,487

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
City of Atlanta Department of Aviation
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2042	1,000,000	1,090,374
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2043	1,200,000	1,301,518
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2044	1,400,000	1,506,664
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2045	1,500,000	1,602,177
City of Atlanta Water and Wastewater, Subordinate Lien Series 2026, Rev., 5.00%, 11/1/2032	2,965,000	3,346,678
City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,340,598
City of Atlanta, Georgia Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,912,882
City of Cartersville Water and Sewer Series 2026, Rev., 5.00%, 6/1/2056	2,645,000	2,753,374
City of Gainesville Water and Sewerage
Series 2026, Rev., 5.00%, 11/15/2039	1,000,000	1,131,608
Series 2026, Rev., 5.00%, 11/15/2040	1,550,000	1,743,959
Series 2026, Rev., 5.00%, 11/15/2042	1,000,000	1,113,001
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project
Series 2025, Rev., 5.50%, 10/1/2050	1,750,000	1,902,195
Series 2025, Rev., 5.50%, 10/1/2053	2,000,000	2,155,130
College Park Housing Authority Series 2025, Rev., 3.45%, 4/1/2028 (c)	1,500,000	1,509,143
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023B, Rev., 5.00%, 4/1/2042	2,000,000	2,133,772
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,525,000	5,572,933
Development Authority for Fulton County, Robert W. Woodruff Arts Center, Inc. Project
Series 2026, Rev., 5.00%, 3/15/2036	1,420,000	1,602,880
Series 2026, Rev., 5.00%, 3/15/2038	1,390,000	1,548,799
Series 2026, Rev., 5.00%, 3/15/2039	1,550,000	1,717,320
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,015,000	1,019,091
Development Authority of Cobb County (The) Series 2026C, Rev., 5.50%, 6/15/2057	700,000	707,033
Douglasville-Douglas County Water and Sewer Authority Series 2025, Rev., 5.00%, 6/1/2042	7,375,000	8,144,579
Fayette County Development Authority, United States Soccer Federation, Inc., Project Series 2024, Rev., 5.25%, 10/1/2054	2,640,000	2,677,188
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2024, Rev., RAN, 5.00%, 10/15/2030	3,605,000	3,902,636
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	4,055,000	3,394,755
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (b)	2,500,000	2,410,506
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Series 2019, Rev., 3.00%, 6/15/2032	1,175,000	1,127,329
Series 2019, Rev., 4.00%, 6/15/2037	1,500,000	1,504,718
Series 2019, Rev., 4.00%, 6/15/2038	1,425,000	1,428,525
Series 2019, Rev., 4.00%, 6/15/2039	1,785,000	1,780,616
Georgia Housing and Finance Authority Series 2025C, Rev., 6.25%, 12/1/2055	5,000,000	5,552,799
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2038	2,380,000	2,437,838
Henry County, Water and Sewerage Authority Series 2005, Rev., A.G. - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000,000	5,219,895
Houston County School District, Sales Tax
Series 2026, GO, 5.00%, 9/1/2031	1,000,000	1,109,202
Series 2026, GO, 5.00%, 9/1/2032	700,000	785,524
Laurens County School District
Series 2026, GO, 5.00%, 3/1/2036	1,000,000	1,156,587
Series 2026, GO, 5.00%, 3/1/2037	1,000,000	1,148,535
Lawrenceville Housing Authority, Applewood Towers Project Series 2024B, Rev., 5.00%, 10/1/2027 (c)	1,615,000	1,656,784

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,500,000	2,532,832
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	30,240,000	31,484,651
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	14,215,000	15,008,531
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	5,390,000	5,651,761
Series 2023C, Rev., 5.00%, 9/1/2030 (c)	2,500,000	2,656,559
Series 2023D, Rev., 5.00%, 12/1/2030 (c)	3,500,000	3,686,075
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	18,190,000	19,341,560
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	4,230,000	4,521,472
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	14,690,000	15,768,801
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	18,310,000	19,418,182
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	17,500,000	18,530,214
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series 2023A, Rev., 5.00%, 7/1/2039	900,000	994,947
Series 2026A, Rev., 5.00%, 7/1/2042	600,000	672,674
Series 2026A, Rev., 5.00%, 7/1/2043	1,000,000	1,113,934
Series 2026A, Rev., 5.00%, 7/1/2045	1,000,000	1,093,476
Municipal Electric Authority of Georgia Project Series 2024B, Rev., 5.00%, 1/1/2028	1,000,000	1,038,730
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series 2019B, Rev., 5.00%, 1/1/2048	3,000,000	3,003,885
Series 2019A, Rev., 5.00%, 1/1/2049	8,000,000	8,021,116
Series 2019A, Rev., 5.00%, 1/1/2049	2,000,000	2,015,915
Series 2019A, Rev., 4.00%, 1/1/2059	6,000,000	5,189,128
Series 2019A, Rev., 5.00%, 1/1/2063	4,020,000	4,023,999
Paulding County Hospital Authority Series 2026A, Rev., 5.00%, 4/1/2036	4,000,000	4,515,022
Paulding County School District
Series 2025, GO, 5.00%, 2/1/2030	3,055,000	3,306,244
Series 2025, GO, 5.00%, 2/1/2031	1,750,000	1,926,063
Rome Building Authority, Rome City School Project Series 2023, Rev., 5.00%, 3/1/2036	1,000,000	1,116,552
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 2.90%, 6/1/2026 (c)	9,200,000	9,200,000
Savannah Georgia Convention Center Authority
Series 2025C, Rev., A.G., 5.00%, 6/1/2038	250,000	276,270
Series 2025C, Rev., A.G., 5.00%, 6/1/2039	275,000	302,301
Series 2025C, Rev., A.G., 5.00%, 6/1/2040	300,000	328,104
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Series 2022, Rev., 5.25%, 2/1/2034	100,000	113,183
Series 2022, Rev., 5.25%, 2/1/2035	135,000	152,152
Total Georgia		291,927,886
Guam — 0.1%
Guam Government Waterworks Authority Series 2024A, Rev., 5.00%, 7/1/2040	1,810,000	1,926,205
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2035	2,600,000	2,841,733
Total Guam		4,767,938
Hawaii — 0.3%
City and County of Honolulu
Series D, GO, 5.00%, 9/1/2032	45,000	46,200
Series 2025F, GO, 5.00%, 7/1/2033	9,590,000	10,914,155

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Hawaii — continued
State of Hawaii Series FK, GO, 5.00%, 5/1/2033	30,000	30,542
State of Hawaii Airports System Series 2025C, Rev., AMT, 5.00%, 7/1/2043	3,150,000	3,362,209
State of Hawaii Department of Budget and Finance, The Queen's Health Systems Series 2025B, Rev., VRDO, LOC : Barclays Bank plc, 2.55%, 6/1/2026 (c)	5,125,000	5,125,000
Total Hawaii		19,478,106
Idaho — 0.4%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2021A, Rev., 5.00%, 3/1/2029	35,000	36,876
Series 2025B, Rev., 5.00%, 3/1/2032 (c)	10,295,000	11,197,012
Series 2025C, Rev., 5.00%, 3/1/2035 (c)	4,250,000	4,719,651
Idaho Housing and Finance Association, Federal Highway Trust Series 2015A, Rev., 5.00%, 7/15/2026	4,800,000	4,813,310
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	5,300,000	5,959,685
Idaho Housing and Finance Association, Transporation Expansion and Congestion, Sales Tax Series 2025A, Rev., 4.00%, 8/15/2050	2,500,000	2,347,376
Idaho Housing and Finance Association, Transportation Expansion and Congestion Mitigation Fund Series 2022A, Rev., 5.00%, 8/15/2035	500,000	554,713
Total Idaho		29,628,623
Illinois — 4.9%
Board of Trustees of the University of Illinois (The) Series 2021A, Rev., 5.00%, 4/1/2029	450,000	478,046
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	3,000,000	3,168,698
Series 2023C, Rev., AMT, 5.00%, 1/1/2034	3,500,000	3,811,273
Series 2023C, Rev., AMT, 5.00%, 1/1/2037	2,500,000	2,678,582
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	2,335,000	2,485,208
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	1,100,000	1,145,981
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien
Series 2023, Rev., 5.00%, 1/1/2036	1,265,000	1,382,466
Series 2023, Rev., 5.00%, 1/1/2037	825,000	897,069
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020A, Rev., 5.00%, 1/1/2034	200,000	213,023
Series 2026A, Rev., 5.00%, 1/1/2045	4,000,000	4,272,132
Series 2026A, Rev., 5.00%, 1/1/2047	3,695,000	3,880,262
Series 2026A, Rev., 5.00%, 1/1/2048	7,500,000	7,830,646
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	13,750,000	14,158,551
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	6,500,000	6,823,541
Series 2019A, GO, 5.50%, 1/1/2049	1,520,000	1,523,676
Series 2025A, GO, 6.00%, 1/1/2050	2,110,000	2,218,843
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	9,285,000	9,840,756
Series 2023B, Rev., A.G., 5.00%, 11/1/2039	3,160,000	3,378,238
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	365,000	376,660
City of Highland Park Series 2021, GO, 4.00%, 12/30/2028	35,000	36,084
Cook County Community Consolidated School District No. 15 Palatine Series 2023, GO, 4.00%, 12/1/2041	750,000	755,526
Cook County School District No. 87 Berkeley Series 2021, GO, A.G., 4.00%, 12/1/2030	35,000	36,094
County of Cook, Sales Tax
Series 2018, Rev., 5.00%, 11/15/2031	3,600,000	3,704,615

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2018, Rev., 5.00%, 11/15/2034	2,000,000	2,050,707
County of Lake, Sales Tax Series 2019, GO, 4.00%, 11/30/2027	100,000	102,100
DuPage and Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060,000	1,040,855
Illinois Development Finance Authority, Solid waste Management, Inc., Project Series 2019, Rev., AMT, 3.45%, 11/2/2026 (c)	2,250,000	2,250,061
Illinois Development Finance Authority, St. Vincent DE Paul Center Project Series 2000A, Rev., 2.85%, 3/1/2030 (c)	1,500,000	1,483,409
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	13,130,000	13,110,762
Series 2017, Rev., AMT, 4.80%, 7/2/2035 (b) (c)	3,500,000	3,617,570
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2029	320,000	332,791
Series 2022A, Rev., 5.00%, 10/1/2030	205,000	214,745
Series 2022A, Rev., 5.00%, 10/1/2031	235,000	247,214
Illinois Finance Authority, Navy Pier, Inc. Series 2024B, Rev., 5.00%, 10/1/2049 (b)	1,700,000	1,621,524
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 2.75%, 6/1/2026 (c)	1,250,000	1,250,000
Series 2021C, Rev., VRDO, LIQ : Barclays Bank plc, 2.80%, 6/1/2026 (c)	29,335,000	29,335,000
Series 2021E, Rev., VRDO, 1.55%, 6/10/2026 (c)	22,300,000	22,300,000
Illinois Finance Authority, Silver Cross Hospital and Medical Centers
Series 2025B-1, Rev., 5.00%, 8/15/2030 (c)	3,500,000	3,723,837
Series 2025B-2, Rev., 5.00%, 8/15/2035 (c)	8,500,000	9,514,667
Illinois Finance Authority, The Moorings of Arlington Heights Series 2025A, Rev., 5.13%, 11/1/2046	1,500,000	1,506,704
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	1,000,000	1,018,450
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-2, Rev., 5.00%, 8/15/2032 (c)	4,000,000	4,347,348
Illinois Housing Development Authority
Series 2026, Rev., 2.80%, 4/1/2028 (c)	1,750,000	1,740,547
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	845,000	911,498
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	3,060,000	3,337,523
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,920,000	5,512,391
Series 2025D, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	7,690,000	8,652,280
Illinois Housing Development Authority, Island Terrace Series 2023, Rev., 2.80%, 4/1/2028 (c)	3,100,000	3,083,254
Illinois Municipal Electric Agency, Power Supply System Series 2025A, Rev., A.G., 5.00%, 2/1/2033	7,500,000	8,408,899
Illinois State Toll Highway Authority Series 2024A, Rev., 5.00%, 1/1/2038	2,360,000	2,637,642
Lake County Community Consolidated School District No. 3 Beach Park Series 2020, GO, A.G., 4.00%, 2/1/2032	175,000	178,484
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030,000	1,030,721
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	10,000,000	10,650,434
Series 2018C, Rev., 5.50%, 1/1/2032	22,820,000	24,230,198
Series 2018C, Rev., 5.25%, 1/1/2034	13,520,000	14,166,126
Series 2018C, Rev., 5.25%, 1/1/2035	9,000,000	9,414,303
Sales Tax Securitization Corp., Second Lien
Series 2023C, Rev., 5.00%, 1/1/2034	2,340,000	2,574,541
Series 2020A, Rev., 4.00%, 1/1/2040	1,750,000	1,736,895
Sales Tax Securitization Corp., Senior Lien
Series 2023C, Rev., 5.00%, 1/1/2033	1,000,000	1,061,628
Series 2024A, Rev., 5.00%, 1/1/2035	1,500,000	1,684,084
Southern Illinois University, Housing and Auxiliary Facilities
Series 2022A, Rev., 5.00%, 4/1/2029	675,000	708,773

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2022A, Rev., 5.00%, 4/1/2030	800,000	851,204
Series 2022A, Rev., 5.00%, 4/1/2031	575,000	618,937
Series 2022A, Rev., 5.00%, 4/1/2032	510,000	554,330
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2026	5,175,000	5,220,896
Series 2017A, GO, 5.00%, 12/1/2026	1,000,000	1,010,726
Series 2016, GO, 5.00%, 2/1/2027	1,000,000	1,014,229
Series 2024B, GO, 5.00%, 5/1/2027	1,000,000	1,019,526
Series 2018A, GO, 5.00%, 10/1/2027	2,590,000	2,663,044
Series 2006, GO, 5.50%, 1/1/2029	5,000,000	5,339,283
Series 2022A, GO, 5.00%, 3/1/2029	500,000	527,982
Series 2018B, GO, 5.00%, 10/1/2029	2,000,000	2,092,905
Series 2016, GO, 4.00%, 6/1/2032	1,000,000	1,000,318
Series 2022B, GO, 5.00%, 10/1/2032	10,000,000	11,017,862
Series 2020B, GO, 4.00%, 10/1/2033	2,400,000	2,429,289
Series 2018A, GO, 5.00%, 10/1/2033	1,000,000	1,037,339
Series 2022A, GO, 5.00%, 3/1/2034	5,765,000	6,261,697
Series 2022A, GO, 5.00%, 3/1/2035	12,000,000	12,970,337
Series 2024, GO, 5.00%, 2/1/2037	3,000,000	3,285,575
Series 2024B, GO, 5.00%, 5/1/2037	5,000,000	5,453,951
Series 2025D, GO, 5.00%, 9/1/2039	18,000,000	19,413,526
Series 2024B, GO, 5.00%, 5/1/2040	1,800,000	1,928,671
Series 2024B, GO, 5.25%, 5/1/2042	8,500,000	9,137,683
Series 2019C, GO, 4.00%, 11/1/2042	5,880,000	5,586,619
Series 2023B, GO, 5.50%, 5/1/2047	1,500,000	1,571,192
Village of Bolingbrook Series 2018A, GO, A.G., 5.00%, 1/1/2033	125,000	128,453
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1 Series 2018, Rev., A.G., 4.00%, 3/1/2028	995,000	1,002,336
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	141,596
Will County Community Unit School District No. 365-U Valley View Series 2016, GO, 3.00%, 7/1/2036	1,700,000	1,652,815
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2043	1,000,000	1,046,534
Total Illinois		381,862,790
Indiana — 1.3%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	995,000	879,130
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (b)	4,560,000	3,916,236
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (c)	5,000,000	5,097,633
Fishers Redevelopment Authority, Lease Rental, Geist Park Improvement Project Series 2024B, Rev., 5.00%, 7/15/2037	865,000	954,127
Franklin Township-Marion County Multiple School Building Corp., Valorem Property Tax First Mortgage
Series 2024, Rev., 5.00%, 7/15/2035	1,600,000	1,797,033
Series 2024, Rev., 5.00%, 7/15/2036	1,125,000	1,254,916
Series 2024, Rev., 5.00%, 7/15/2037	1,375,000	1,524,918
Series 2024, Rev., 5.00%, 7/15/2040	1,000,000	1,090,792
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	3,000,000	2,968,653
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	800,000	834,457
Series 2023A, Rev., 5.00%, 6/1/2043	430,000	437,573

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Citizen Energy Group Project
Series 2026A, Rev., 5.00%, 10/1/2031	6,600,000	7,300,067
Series 2026A, Rev., 5.00%, 10/1/2032	4,150,000	4,640,009
Series 2026A, Rev., 5.00%, 10/1/2036	7,405,000	8,554,566
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Series 2017C, Rev., 4.00%, 11/1/2034	115,000	115,723
Series 2026A, Rev., 5.00%, 11/1/2038	7,600,000	8,513,946
Series 2026A, Rev., 5.00%, 11/1/2039	8,900,000	9,914,313
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	8,000,000	8,310,998
Indiana Finance Authority, Rose-Hulman Institute of Technology Project Series 2021, Rev., 5.00%, 6/1/2030	435,000	464,457
Indiana Finance Authority, State Revolving Fund Program
Series 2025C, Rev., 5.00%, 2/1/2031	1,000,000	1,101,807
Series 2025C, Rev., 5.00%, 2/1/2032	1,000,000	1,118,121
Series 2025C, Rev., 5.00%, 2/1/2033	2,000,000	2,264,983
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2025C-1, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	3,500,000	3,918,899
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,875,000	1,686,995
Indiana Municipal Power Agency, Power Supply System
Series 2025A, Rev., A.G., 5.00%, 1/1/2027	1,250,000	1,266,868
Series 2025A, Rev., A.G., 5.00%, 1/1/2028	1,000,000	1,037,148
Series 2025A, Rev., A.G., 5.00%, 1/1/2029	1,125,000	1,190,788
Series 2025A, Rev., A.G., 5.00%, 1/1/2030	690,000	744,512
Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,000,000	1,096,761
Series 2025A, Rev., A.G., 5.00%, 1/1/2032	1,355,000	1,506,645
Indiana State University, Housing and Dining System Series 2017, Rev., 5.00%, 4/1/2031	75,000	76,072
Indianapolis Local Public Improvement Bond Bank Series 2021A, Rev., A.G., 4.00%, 6/1/2037	5,000,000	5,100,000
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project
Series 2025A, Rev., 5.00%, 1/15/2029	475,000	502,545
Series 2025A, Rev., 5.00%, 1/15/2030	400,000	431,188
Series 2025A, Rev., 5.00%, 1/15/2031	600,000	654,620
Series 2025A, Rev., 5.00%, 1/15/2032	450,000	495,693
Series 2025A, Rev., 5.00%, 1/15/2034	225,000	252,019
Series 2025A, Rev., 5.00%, 7/15/2037	1,000,000	1,118,824
Series 2025A, Rev., 5.00%, 7/15/2040	800,000	878,227
Series 2025A, Rev., 5.00%, 7/15/2042	1,650,000	1,778,346
Indianapolis Local Public Improvement Bond Bank, Indianapolos Airport Authority
Series 2025B-1, Rev., 5.00%, 1/1/2035	350,000	399,882
Series 2025B-1, Rev., 5.00%, 1/1/2036	350,000	396,032
Series 2025B-1, Rev., 5.00%, 1/1/2037	375,000	421,643
Series 2025B-1, Rev., 5.00%, 1/1/2038	500,000	559,042
Series 2025B-1, Rev., 5.00%, 1/1/2039	500,000	555,006
Series 2025B-1, Rev., 5.00%, 1/1/2040	230,000	254,034
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 7/15/2026	1,350,000	1,353,508
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax
Series 2021, Rev., 5.00%, 1/15/2030	1,125,000	1,207,087
Series 2021, Rev., 5.00%, 7/15/2030	1,150,000	1,243,834
Total Indiana		103,180,676

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — 0.6%
Cedar Rapids Community School District Infrastructure Sales Services and Use Tax
Series 2023, Rev., A.G., 5.00%, 7/1/2035	1,045,000	1,134,331
Series 2023, Rev., A.G., 5.00%, 7/1/2036	1,060,000	1,143,299
Des Moines Independent Community School District, Sales Services and Use Tax Series 2021, Rev., 5.00%, 6/1/2028	370,000	386,197
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co., Project
Series 2022, Rev., 4.00%, 12/1/2032 (c) (e)	5,350,000	5,740,855
Series 2022, Rev., 5.00%, 12/1/2032 (e)	3,000,000	3,396,539
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project Series 2021, Rev., 5.00%, 9/1/2026	85,000	84,987
Iowa Finance Authority, Single Family Mortgage Series 2022A, Rev., GNMA / FNMA / FHLMC, 3.00%, 1/1/2052	2,105,000	2,082,374
Iowa Finance Authority, State Revolving Fund Series 2017, Rev., 5.00%, 8/1/2027	30,000	30,855
Iowa Great Lakes Sanitation District Series 2024, GO, 5.00%, 6/1/2026	1,145,000	1,145,000
Iowa Student Loan Liquidity Corp., Student Loan
Series 2023B, Rev., AMT, 5.00%, 12/1/2026	600,000	605,477
Series 2023B, Rev., AMT, 5.00%, 12/1/2027	900,000	924,376
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2065	58,910,000	8,551,823
PEFA, Inc., Gas Project Series 2026A, Rev., 5.00%, 4/1/2035 (d)	16,500,000	17,574,610
Total Iowa		42,800,723
Kansas — 0.4%
City of Burlington, Evergy Metro, Inc. Series 2023, Rev., 3.38%, 6/2/2031 (c)	3,750,000	3,746,020
City of St. Marys, Evergy Kansan Central, Inc. Series 2025, Rev., 3.50%, 4/15/2032	8,000,000	7,960,286
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965,000	2,985,330
Kansas Development Finance Authority
Series 2025A, Rev., 4.00%, 5/1/2039	6,765,000	6,874,630
Series 2025A, Rev., 4.00%, 5/1/2040	6,415,000	6,480,254
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (c)	200,000	218,322
State of Kansas Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2035	1,000,000	1,142,335
Series 2025A, Rev., 5.00%, 9/1/2041	2,010,000	2,246,580
Series 2025A, Rev., 5.00%, 9/1/2043	2,315,000	2,553,076
Total Kansas		34,206,833
Kentucky — 0.8%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,720,000	5,746,826
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025,000	9,808,956
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440,000	6,286,461
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2029	165,000	168,925
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250,000	1,318,860
Kentucky Public Energy Authority, Gas Supply
Series 2023A-1, Rev., 5.25%, 2/1/2032 (c)	3,330,000	3,548,818
Series 2024B, Rev., 5.00%, 8/1/2032 (c)	6,825,000	7,228,295
Series 2025B, Rev., 5.00%, 12/1/2033	14,850,000	15,263,173
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2030	1,000,000	1,092,100
Kentucky State Property and Building Commission, Project No. 131
Series A, Rev., 5.00%, 10/1/2028	1,000,000	1,052,827

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Series A, Rev., 5.00%, 10/1/2030	1,400,000	1,527,586
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	3,650,000	4,037,958
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 4.00%, 10/1/2036	65,000	64,404
University of Kentucky, General Receipts Series 2015A, Rev., 4.00%, 4/1/2038	5,000,000	4,917,397
University of Kentucky, Healthcare Cancer Center Parking Projects Series 2024, Rev., 5.00%, 10/1/2029	315,000	337,235
Total Kentucky		62,399,821
Louisiana — 1.1%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055	2,000,000	2,174,389
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects Series 2018, Rev., 5.00%, 12/1/2030	250,000	264,540
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier City, Louisiana Project Series 2025, Rev., 5.00%, 6/1/2033	1,090,000	1,223,750
Louisiana Local Government Environmental Facilities and Community Development Authority, Energy Louisiana LLC Project Series 2021B, Rev., 2.50%, 4/1/2036	1,740,000	1,506,928
Louisiana Public Facilities Authority, 10 Calcasieu River Bridge Public Private Partenership Project Series 2024, Rev., AMT, 5.75%, 9/1/2064	8,475,000	8,767,448
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	369,172
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	400,923
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	705,000	581,605
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	8,000,000	8,567,091
Series 2025A, Rev., 5.25%, 5/15/2055	10,500,000	10,891,482
Series 2025A, Rev., 5.50%, 5/15/2055	7,000,000	7,397,986
Louisiana Public Facilities Authority, South Quad L3C Project
Series 2025, Rev., A.G., 5.00%, 7/1/2039	1,000,000	1,105,893
Series 2025, Rev., A.G., 5.00%, 7/1/2040	1,000,000	1,099,254
Series 2025, Rev., A.G., 5.00%, 7/1/2041	1,000,000	1,092,656
Series 2025, Rev., A.G., 5.00%, 7/1/2042	1,115,000	1,209,733
Series 2025, Rev., A.G., 5.00%, 7/1/2043	1,000,000	1,078,333
Parish of St. James, Nustar Logistics L.P Project Series 2011, Rev., 3.70%, 6/1/2030 (c)	7,000,000	7,077,064
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	7,500,000	7,504,976
State of Louisiana Series 2016B, GO, 4.00%, 8/1/2026	30,000	30,068
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.80%, 6/1/2026 (c)	14,800,000	14,800,000
Series 2025A, Rev., 5.00%, 5/1/2039	2,000,000	2,228,131
Series 2025A, Rev., 5.00%, 5/1/2040	2,055,000	2,284,421
Total Louisiana		81,655,843
Maine — 0.2%
Finance Authority of Maine, Casella Waste System, Inc., Project Series 2015R-3, Rev., AMT, 5.00%, 8/1/2035 (b)	2,000,000	2,102,845
Maine Health and Higher Educational Facilities Authority
Series 2024A, Rev., A.G., 5.00%, 7/1/2028	1,135,000	1,188,077
Series 2023A, Rev., A.G., 5.00%, 7/1/2038	250,000	272,416
Series 2024A, Rev., A.G., 5.00%, 7/1/2041	1,360,000	1,475,424
Maine Municipal Bond Bank
Series 2025A, Rev., 5.00%, 11/1/2028	2,075,000	2,193,176
Series 2025A, Rev., 5.00%, 11/1/2029	1,000,000	1,077,850

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maine — continued
Series 2025A, Rev., 5.00%, 11/1/2030	225,000	246,674
Maine Turnpike Authority
Series 2025, Rev., 5.00%, 7/1/2034	1,520,000	1,742,183
Series 2022, Rev., 4.00%, 7/1/2040	2,100,000	2,134,015
Total Maine		12,432,660
Maryland — 0.9%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000,000	2,063,811
County of Anne Arundel Series 2022, GO, 5.00%, 10/1/2035	2,565,000	2,841,222
County of Prince George's, Consolidated Public Improvement Series 2025A, GO, 5.00%, 8/1/2043	4,355,000	4,816,998
County of St. Mary's, Public Improvement Series 2017, GO, 4.00%, 7/15/2027	70,000	71,073
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	3,500,000	3,539,133
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Series 2016, Rev., 4.00%, 7/1/2035	1,000,000	1,000,285
Series 2016, Rev., 4.00%, 7/1/2036	1,000,000	1,000,217
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2026A, Rev., 5.25%, 8/15/2054	2,900,000	3,008,195
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024B, Rev., VRDO, LOC : TD Bank NA, 2.75%, 6/1/2026 (c)	25,000,000	25,000,000
Maryland Stadium Authority, Built to Learn Series 2024, Rev., 5.00%, 6/1/2054	3,500,000	3,611,555
State of Maryland Department of Transportation Series 2025A, Rev., 4.00%, 4/1/2040	5,000,000	5,083,438
State of Maryland, Department of Transportation Series 2017, Rev., 5.00%, 9/1/2026	75,000	75,448
State of Maryland, State and Local Facilities Loan of 2022 Series 2022A, GO, 5.00%, 6/1/2033	1,000,000	1,120,461
Town of Ocean City Series 2023, GO, 4.00%, 1/15/2043	1,000,000	1,009,909
Washington Suburban Sanitary Commission
Series 2023, Rev., GTD, 4.00%, 6/1/2045	11,120,000	11,105,207
Series 2024, Rev., GTD, 4.00%, 6/1/2053	5,430,000	5,181,672
Total Maryland		70,528,624
Massachusetts — 1.3%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	2,505,000	2,506,164
Commonwealth of Massachusetts, Consolidated Loan of 2020 Series 2020E, GO, 5.00%, 11/1/2050	2,860,000	2,937,905
Commonwealth of Massachusetts, Consolidated Loan of 2023
Series 2023A, GO, 5.00%, 5/1/2033	1,805,000	2,055,576
Series 2023A, GO, 5.00%, 5/1/2048	13,000,000	13,609,235
Commonwealth of Massachusetts, Consolidated Loan of 2024 Series 2024H, GO, 5.00%, 12/1/2040	1,130,000	1,259,782
Massachusetts Bay Transportation Authority Sales Tax Series 2006A, Rev., 5.25%, 7/1/2029	5,000,000	5,405,145
Massachusetts Bay Transportation Authority, Sales Tax Series 2020B-1, Rev., 5.00%, 7/1/2050	4,000,000	4,056,192
Massachusetts Clean Water Trust (The), Clean Water State Revolving Fund Series 27, Rev., 5.00%, 2/1/2045	4,135,000	4,535,871
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (c)	5,000,000	5,796,169
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 5.00%, 7/1/2029	750,000	782,518
Massachusetts Development Finance Agency, Boston University Series 2026A-2, Rev., 5.00%, 10/1/2033 (c)	4,500,000	5,069,564
Massachusetts Development Finance Agency, Dana- Farber Cancer Institute, Inc. Series 2026Q, Rev., 5.00%, 12/1/2041	5,000,000	5,498,063
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue Series 2025, Rev., 5.00%, 7/1/2029	3,000,000	3,143,195
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program
Series 2025, Rev., 5.00%, 6/1/2039	1,505,000	1,649,829
Series 2025, Rev., 5.25%, 6/1/2042	1,505,000	1,648,426

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Series 2025, Rev., 5.50%, 6/1/2050	1,500,000	1,583,253
Series 2025, Rev., 5.25%, 6/1/2055	2,125,000	2,187,553
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2025B, Rev., 5.00%, 2/15/2038	1,000,000	1,170,475
Series 2025A, Rev., 5.00%, 2/15/2050	1,500,000	1,571,478
Series 2025A, Rev., 5.25%, 2/15/2050	5,800,000	6,184,910
Massachusetts State College Building Authority Series 2017D, Rev., 5.00%, 5/1/2027	45,000	46,027
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2026	4,470,000	4,478,941
Town of Brookline, Purpose Loan
Series 2025, GO, 4.00%, 5/15/2044	2,855,000	2,852,345
Series 2025, GO, 4.00%, 5/15/2045	5,050,000	5,042,546
University of Massachusetts Building Authority
Series 2026-1, Rev., 5.00%, 11/1/2037	6,000,000	6,955,689
Series 2026-1, Rev., 5.00%, 11/1/2038	9,000,000	10,362,028
Total Massachusetts		102,388,879
Michigan — 1.2%
Berkley School District, Unlimited Tax
Series 2025, GO, Q-SBLF, 4.00%, 5/1/2033	210,000	222,089
Series 2025, GO, Q-SBLF, 4.00%, 5/1/2034	225,000	237,668
Berrien Springs Public Schools, School Building and Site, Unlimited Tax Series 2019, GO, Q-SBLF, 5.00%, 5/1/2030	100,000	106,442
City of Ann Arbor
Series 2023, Rev., 4.00%, 4/1/2042	1,515,000	1,522,721
Series 2023, Rev., 4.00%, 4/1/2045	1,190,000	1,164,348
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2037	475,000	500,539
Series 2023C, GO, 6.00%, 5/1/2043	1,200,000	1,336,452
Series 2021A, GO, 5.00%, 4/1/2046	1,015,000	1,034,360
City of Grand Rapids Sanitary Sewer System
Series 2025, Rev., 5.00%, 1/1/2037	1,000,000	1,134,433
Series 2025, Rev., 5.00%, 1/1/2038	1,050,000	1,183,858
City of Holland
Series 2023, GO, 5.00%, 5/1/2041	1,070,000	1,153,863
Series 2023, GO, 5.00%, 5/1/2042	1,000,000	1,070,361
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Series 2021, Rev., 5.00%, 7/1/2026	175,000	175,283
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,110,060
Lansing Board of Water and Light, City of Lansing Utility System
Series 2026B, Rev., 5.00%, 7/1/2037	790,000	907,972
Series 2026B, Rev., 5.00%, 7/1/2038	295,000	337,047
Series 2026B, Rev., 5.00%, 7/1/2040	1,160,000	1,310,207
Series 2026B, Rev., 5.00%, 7/1/2041	470,000	523,915
Series 2026B, Rev., 5.00%, 7/1/2042	1,295,000	1,429,897
Michigan Finance Authority, Henry Ford Health System Series 2016, Rev., 4.00%, 11/15/2036	1,900,000	1,900,960
Michigan Finance Authority, Public Lighting Authority Refunding Local Project
Series 2025A, Rev., 5.00%, 7/1/2033	1,000,000	1,117,795
Series 2025A, Rev., 5.00%, 7/1/2034	1,000,000	1,123,302
Series 2025A, Rev., 5.00%, 7/1/2035	1,000,000	1,126,381
Series 2025A, Rev., 5.00%, 7/1/2036	1,000,000	1,118,776

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Series 2025A, Rev., 5.00%, 7/1/2037	1,000,000	1,110,006
Series 2025A, Rev., 5.00%, 7/1/2038	1,050,000	1,165,202
Series 2025A, Rev., 5.00%, 7/1/2039	1,000,000	1,105,485
Series 2025A, Rev., 5.00%, 7/1/2040	1,000,000	1,102,093
Series 2025A, Rev., 5.00%, 7/1/2041	1,325,000	1,452,572
Series 2025A, Rev., 5.00%, 7/1/2042	1,500,000	1,633,935
Michigan Finance Authority, Tobacco Settlement Asset Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2049	6,000,000	5,132,593
Michigan Finance Authority, Trinity Health Credit Group
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,000,000	1,040,622
Series 2016MI, Rev., 5.00%, 12/1/2034	5,000,000	5,018,339
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600,000	4,614,305
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	993,536
Series 2013MI-5, Rev., 4.00%, 12/1/2040	1,295,000	1,271,529
Michigan State Hospital Finance Authority, Corewell Health
Series 2025B-1, Rev., 5.00%, 6/1/2032 (c)	3,160,000	3,463,580
Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	2,000,000	2,230,227
Michigan State Housing Development Authority
Series 2023B, Rev., 5.75%, 6/1/2054	2,790,000	2,968,172
Series 2025C, Rev., 6.00%, 6/1/2056	6,000,000	6,588,792
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (c)	14,030,000	14,000,422
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Series 2021, Rev., AMT, 4.00%, 10/1/2026 (c)	3,555,000	3,557,646
Michigan Strategic Fund, I-75 Improvement Project Series 2018, Rev., AMT, A.G., 4.13%, 6/30/2035	1,940,000	1,934,172
Michigan Strategic Fund, I-75 Improvement Projects Series 2018, Rev., AMT, 5.00%, 12/31/2043	5,000,000	5,043,005
State of Michigan Trunk Line
Series 2021A, Rev., 4.00%, 11/15/2036	135,000	139,192
Series 2020B, Rev., 4.00%, 11/15/2037	5,150,000	5,290,051
Wayne County Airport Authority, Detroit Metropolitan Wayne Series 2025B, Rev., AMT, 5.75%, 12/1/2050	1,500,000	1,625,663
West Ottawa Public Schools, Unlimited Tax Series 2021, GO, A.G., 4.00%, 11/1/2039	1,055,000	1,070,607
Total Michigan		96,400,475
Minnesota — 0.8%
City of Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project Series 2025, Rev., 5.00%, 11/1/2044	1,160,000	1,225,455
City of Lakeville Series 2024A, GO, 5.00%, 2/1/2034	1,455,000	1,616,448
City of Mankato Series 2022B, GO, 5.00%, 2/1/2027	150,000	152,219
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 5.00%, 11/15/2033	180,000	185,294
Series 2018A, Rev., 4.00%, 11/15/2037	3,230,000	3,200,518
Series 2018A, Rev., 4.00%, 11/15/2038	750,000	737,457
Series 2018A, Rev., 5.00%, 11/15/2049	1,000,000	988,534
City of Rochester, Health Care Facilities, Mayo Clinic
Series 2026A, Rev., 5.00%, 11/15/2036	4,600,000	5,242,781
Series 2026A, Rev., 5.00%, 11/15/2038	6,000,000	6,759,913
Series 2026A, Rev., 5.00%, 11/15/2042	2,000,000	2,215,090
Series 2026A, Rev., 4.00%, 11/15/2043	12,000,000	11,900,224
Series 2026A, Rev., 4.00%, 11/15/2044	2,000,000	1,976,105
Series 2026A, Rev., 5.00%, 11/15/2045	3,510,000	3,802,047
Series 2026A, Rev., 5.00%, 11/15/2046	2,000,000	2,148,374

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
City of Rogers, Sales Tax Series 2024B, GO, 5.00%, 2/1/2034	1,135,000	1,294,631
City of St. Cloud, Centracare Health System Series 2026, Rev., 5.00%, 5/1/2034	5,250,000	5,936,574
County of Hennepin Series 2023A, GO, 5.00%, 12/1/2034	2,000,000	2,278,596
Minnesota Housing Finance Agency Series 2023F, Rev., GNMA / FNMA / FHLMC, 5.75%, 7/1/2053	1,955,000	2,068,427
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	4,015,000	4,453,321
Minnesota Municipal Gas Agency Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	1,008,841
Total Minnesota		59,190,849
Mississippi — 0.4%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project Series 2026A, Rev., 3.70%, 4/1/2034	5,900,000	5,881,895
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	6,000,000	5,154,247
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (e)	5,030,000	5,057,351
Series 2018A, GO, 4.00%, 11/1/2038	14,500,000	14,502,346
Total Mississippi		30,595,839
Missouri — 0.6%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	118,860
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	2,335,000	2,429,175
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Obligated Group Series 2025A, Rev., 5.00%, 11/15/2035	3,500,000	3,915,743
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2021, Rev., 4.00%, 2/1/2027	1,000,000	1,004,109
Series 2019C, Rev., 4.00%, 2/1/2030	1,500,000	1,516,183
Series 2016B, Rev., 5.00%, 2/1/2035	1,000,000	1,000,769
Series 2016A, Rev., 5.00%, 2/1/2036	1,000,000	1,000,683
Series 2019A, Rev., 5.00%, 2/1/2042	1,000,000	1,014,972
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	187,273
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2023A, Rev., 5.00%, 6/1/2028 (c)	5,000,000	5,194,158
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.80%, 6/1/2026 (c)	1,310,000	1,310,000
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Series 2019, Rev., 5.00%, 9/1/2026	200,000	200,294
Series 2019, Rev., 5.00%, 9/1/2028	1,355,000	1,378,523
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2039	4,710,000	4,840,322
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2046 (b)	1,000,000	1,010,125
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	50,000	51,091
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	1,680,000	1,766,825
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	2,590,000	2,823,870
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2024, Rev., 5.00%, 1/1/2029	1,350,000	1,423,856
Series 2024, Rev., 5.00%, 1/1/2031	1,100,000	1,197,676

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	7,750,000	7,137,761
Orchard Farm R-V School District, Missouri Direct Deposit Program Series 2024A, GO, 5.75%, 3/1/2041	5,325,000	6,137,295
Total Missouri		46,659,563
Montana — 0.2%
City of Forsyth, Northwestern Corp, Colstrip Projects Series 2023, Rev., 3.88%, 7/1/2028	4,770,000	4,837,923
County of Flathead Series 2026, GO, 5.00%, 7/1/2037	1,255,000	1,441,015
Montana Board of Housing Series 2025B, Rev., 6.00%, 12/1/2055	3,250,000	3,563,394
Montana Board of Housing, Single Family Mortgage Hidden Creek 4 Project Series 2026, Rev., 3.05%, 5/1/2029 (c)	2,150,000	2,150,987
Yellowstone and Carbon Counties School District No. 7-70 Laurel Series 2023, GO, 5.00%, 7/1/2039	1,675,000	1,823,898
Total Montana		13,817,217
Nebraska — 1.2%
Central Plains Energy Project Series 2025A, Subseries A-1, Rev., 5.00%, 8/1/2031 (c)	9,840,000	10,548,168
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	335,541
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	1,350,000	1,412,509
City of Lincoln, Electric System
Series 2018, Rev., 5.00%, 9/1/2026	85,000	85,475
Series 2018, Rev., 5.00%, 9/1/2028	50,000	50,849
Douglas County School District No. 001, Omaha Public Series 2018, GO, 4.00%, 12/15/2041	10,000,000	10,015,019
Metropolitan Utilities District of Omaha Water System
Series 2026, Rev., 5.00%, 12/1/2036	5,160,000	5,941,777
Series 2026, Rev., 4.00%, 12/1/2044	7,000,000	6,975,830
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2034	2,000,000	2,018,627
Series 2019A, Rev., 4.00%, 1/1/2035	1,000,000	1,005,788
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	965,000	1,064,761
Nebraska Public Power District Series 2026A, Rev., 5.00%, 7/1/2031	15,000,000	16,372,157
Omaha Public Facilities Corp.
Series 2026A, Rev., 5.00%, 4/15/2039	1,645,000	1,837,269
Series 2026A, Rev., 5.00%, 4/15/2040	1,175,000	1,305,101
Omaha Public Power District
Series 2025A, Rev., 5.00%, 2/1/2043	1,425,000	1,554,005
Series 2026A, Rev., 5.00%, 2/1/2051 (d)	4,000,000	4,182,563
Omaha Public Power District Nebraska City Station Unit 2, Nebraska City 2
Series 2026A, Rev., 5.00%, 2/1/2045	1,000,000	1,078,988
Series 2026A, Rev., 5.00%, 2/1/2049	2,755,000	2,899,116
Omaha Public Power District, Electric System
Series 2022A, Rev., 4.00%, 2/1/2042	3,750,000	3,755,659
Series 2024C, Rev., 5.00%, 2/1/2042	2,150,000	2,336,612
Series 2024D, Rev., 5.00%, 2/1/2043	2,700,000	2,918,208
Public Power Generation Agency Series 2026A, Rev., 5.00%, 1/1/2039 (d)	9,710,000	10,846,126
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2024A, Rev., 5.00%, 1/1/2028	1,430,000	1,484,026
Series 2024A, Rev., 5.00%, 1/1/2029	1,750,000	1,850,674
Total Nebraska		91,874,848

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — 0.3%
City of Las Vegas, Various Purpose
Series 2026A, Rev., 5.00%, 6/1/2041	1,000,000	1,117,336
Series 2026A, Rev., 5.00%, 6/1/2042	1,500,000	1,661,568
Series 2026A, Rev., 5.00%, 6/1/2043	1,360,000	1,495,725
Series 2026A, Rev., 5.00%, 6/1/2044	1,000,000	1,089,574
Series 2026A, Rev., 5.00%, 6/1/2045	1,000,000	1,079,782
City of North Las Vegas, Water and wastewater Reclamation System Limited Tax
Series 2024B, GO, 5.00%, 6/1/2032	1,000,000	1,118,096
Series 2024B, GO, 5.00%, 6/1/2036	1,000,000	1,129,137
Series 2024B, GO, 5.00%, 6/1/2037	1,870,000	2,095,614
Clark County School District, Limited Tax
Series 2018A, GO, 5.00%, 6/15/2032	95,000	98,828
Series 2020A, GO, A.G., 4.00%, 6/15/2039	1,065,000	1,074,633
County of Clark Department of Aviation Series 2019D, Rev., 5.00%, 7/1/2031	4,455,000	4,751,537
County of Clark Department of Aviation, Jet Aviation Fuel tax Series 2022A, Rev., AMT, 5.00%, 7/1/2026	400,000	400,661
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	124,308
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	164,642
County of Washoe, Nevada Water Facilities Sierra Pacific Power Co. Projects Series 2016G, Rev., 3.63%, 10/1/2029 (c)	2,000,000	2,020,546
Las Vegas Valley Water District Series 2026A, GO, 5.00%, 6/1/2039	1,000,000	1,142,668
Nye County School District
Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360,000	1,511,706
Series 2023, GO, PSF-GTD, 5.00%, 5/1/2036	1,000,000	1,101,752
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,500,000	1,400,000
Total Nevada		24,578,113
New Hampshire — 0.3%
New Hampshire Business Finance Authority Series 2026-1, Class A-1, Rev., 4.13%, 3/1/2036 (c)	5,745,681	5,639,695
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	2,451,000	2,450,755
New Hampshire Business Finance Authority, University of Nevada Reno Project
Series 2023A, Rev., 5.00%, 12/1/2037	860,000	944,148
Series 2023A, Rev., 4.50%, 6/1/2053	1,075,000	1,035,419
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	2,910,000	3,210,706
Series 2025A, Rev., 5.50%, 6/1/2050	6,000,000	6,323,187
New Hampshire Health and Education Facilities Authority Act Series 2025, Rev., 5.25%, 8/1/2055	5,400,000	5,591,513
Total New Hampshire		25,195,423
New Jersey — 1.9%
Casino Reinvestment Development Authority, Inc., Luxury Tax
Series 2024A, Rev., A.G., 5.00%, 11/1/2026	1,800,000	1,814,793
Series 2024B, Rev., A.G., 5.00%, 11/1/2026	1,000,000	1,008,218
Series 2024A, Rev., A.G., 5.00%, 11/1/2028	700,000	734,322
New Jersey Economic Development Authority, Municipal Rehabilitation Series 2019A, Rev., 5.25%, 4/1/2028 (c)	1,600,000	1,677,404
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	1,000,000	1,000,849
Series 2019GGG, Rev., 5.25%, 9/1/2026 (b)	2,000,000	2,012,367

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000,000	1,063,195
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255,000	1,297,538
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250,000	3,258,217
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585,000	9,597,407
Series A, Rev., 5.00%, 6/15/2031	11,500,000	11,514,427
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000,000	2,099,696
Series 2024CC, Rev., 5.00%, 6/15/2034	4,000,000	4,531,015
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750,000	2,786,271
Series 2022A, Rev., 4.00%, 6/15/2042	3,000,000	2,947,746
Series 2024CC, Rev., 5.00%, 6/15/2044	3,000,000	3,215,471
Series 2023BB, Rev., 5.00%, 6/15/2046	2,250,000	2,358,813
Series 2024CC, Rev., 4.13%, 6/15/2050	2,500,000	2,347,680
Series 2023BB, Rev., 5.25%, 6/15/2050	3,500,000	3,674,378
Series 2024CC, Rev., 5.25%, 6/15/2055	2,500,000	2,618,762
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	255,098
Series 2018A, Rev., 5.00%, 12/15/2033	2,000,000	2,094,299
Series 2024A, Rev., 5.00%, 6/15/2038	12,000,000	13,353,798
Series 2024AA, Rev., 5.00%, 6/15/2040	1,250,000	1,375,284
South Jersey Transportation Authority
Series 2025A, Rev., 4.00%, 11/1/2038	1,800,000	1,837,479
Series 2025A, Rev., 4.00%, 11/1/2039	1,700,000	1,727,880
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	6,300,000	6,300,000
Series 2018A, Rev., 5.00%, 6/1/2027	8,005,000	8,177,490
Series 2018A, Rev., 5.00%, 6/1/2033	6,255,000	6,473,790
Series 2018A, Rev., 5.00%, 6/1/2034	8,000,000	8,273,225
Series 2018A, Rev., 5.00%, 6/1/2036	6,000,000	6,184,931
Series 2018A, Rev., 4.00%, 6/1/2037	3,865,000	3,874,122
Series 2018A, Rev., 5.00%, 6/1/2046	16,830,000	16,676,739
Series 2018B, Rev., 5.00%, 6/1/2046	11,825,000	11,475,883
Total New Jersey		149,638,587
New Mexico — 0.2%
Albuquerque Municipal School District No. 12
Series 2024, GO, 5.00%, 8/1/2036	600,000	657,622
Series 2024, GO, 5.00%, 8/1/2037	1,000,000	1,091,255
City of Farmington, San Juan Project
Series 2010D, Rev., 3.90%, 6/1/2028 (c)	1,100,000	1,116,856
Series 2010C, Rev., 3.88%, 6/1/2029 (c)	1,500,000	1,532,175
County of Bernalillo Gross Receipts Tax Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	345,000	353,960
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	8,000,000	8,022,328
New Mexico Finance Authority, Junior Lien Public Project Series 2026B, Rev., 5.00%, 6/15/2027	3,585,000	3,668,871
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	100,000	102,468
Total New Mexico		16,545,535

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — 14.1%
Albany Capital Resource Corp., Medical Center Hospital Series 2025A, Rev., 5.25%, 5/1/2050	2,000,000	2,115,905
Battery Park City Authority
Series 2025, Rev., 5.00%, 11/1/2045	1,700,000	1,875,736
Series 2023A, Rev., 5.00%, 11/1/2048	7,940,000	8,409,520
Build NYC Resource Corp., ERE425 LLC ZETA Charter Schools, Inc., Project
Series 2025A, Rev., 5.00%, 10/15/2040 (b)	2,720,000	2,762,018
Series 2025A, Rev., 5.13%, 10/15/2045 (b)	3,510,000	3,517,197
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350,000	332,950
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Series 2022, Rev., 5.00%, 7/1/2033	1,135,000	1,222,027
Series 2022, Rev., 5.00%, 7/1/2034	230,000	246,204
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 4.00%, 9/1/2040	1,700,000	1,668,476
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	2,500,000	2,578,700
Build NYC Resource Corp., Urban Resource Institute Project
Series 2025A, Rev., 5.38%, 12/1/2046	1,000,000	1,082,398
Series 2025A, Rev., 5.50%, 12/1/2051	1,100,000	1,161,221
Canisteo-Greenwood Central School District Series 2025, GO, BAN, 4.25%, 6/26/2026	3,000,000	3,003,032
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	2,975,000	2,305,740
City of Albany Series 2026, GO, BAN, 4.00%, 3/19/2027	25,000,000	25,184,780
City of New York, Fiscal Year 2018
Series 2018E, Subseries E-5, GO, VRDO, LOC : TD Bank NA, 2.80%, 6/1/2026 (c)	4,400,000	4,400,000
Series 2018, Subseries B-4, GO, VRDO, LIQ : Barclays Bank plc, 2.85%, 6/1/2026 (c)	4,360,000	4,360,000
Series 2018, Subseries B-5, GO, VRDO, LIQ : Barclays Bank plc, 2.85%, 6/1/2026 (c)	13,185,000	13,185,000
Series 2018, Subseries F-1, GO, 5.00%, 4/1/2033	105,000	108,677
Series 2018B-1, GO, 4.00%, 10/1/2041	6,450,000	6,368,248
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	104,921
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	199,939
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	256,051
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,072,132
City of New York, Fiscal Year 2022 Series 2022B,Subseries B-1, GO, 5.00%, 8/1/2033	1,300,000	1,444,556
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-1, GO, 4.00%, 9/1/2046	5,000,000	4,686,598
Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	1,290,000	1,184,535
City of New York, Fiscal Year 2024 Series 2025, Subseries C-1, GO, 5.00%, 9/1/2047	1,150,000	1,199,404
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2028	4,000,000	4,163,038
Series 2025F, GO, 5.00%, 8/1/2033	5,000,000	5,609,508
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2036	3,500,000	3,956,159
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	2,530,000	2,752,714
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2043	5,000,000	5,415,981
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2053	990,000	1,037,666
City of New York, Fiscal Year 2026
Series 2026A, Subseries A-1, GO, 5.00%, 8/1/2034	6,300,000	7,157,434
Series 2026D, GO, 5.00%, 10/1/2043	3,500,000	3,795,586
County of Nassau, General Improvement
Series 2025A, GO, 4.00%, 4/1/2044	8,215,000	8,049,419

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2025A, GO, 4.00%, 4/1/2045	5,780,000	5,610,557
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2045	500,000	487,591
Empire State Development Corp., State Sales Tax
Series 2019A, Rev., 4.00%, 3/15/2042	10,080,000	9,999,853
Series 2024A, Rev., 5.00%, 3/15/2045	2,870,000	3,075,462
Series 2021A, Rev., 4.00%, 3/15/2046	2,500,000	2,384,323
Geneseo Central School District Series 2025, GO, BAN, 4.25%, 6/25/2026	3,000,000	3,002,395
Gouverneur Central School District Series 2025, GO, BAN, 4.25%, 7/16/2026	10,000,000	10,011,631
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 4.00%, 2/15/2044	6,850,000	6,565,232
Long Island Power Authority, Electric System
Series 2025B, Rev., 3.00%, 9/1/2028 (c)	11,000,000	11,005,731
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	33,775,000	33,698,898
Series 2019A, Rev., 4.00%, 9/1/2034	2,000,000	2,035,941
Series 2018, Rev., 5.00%, 9/1/2034	5,000,000	5,223,125
Series 2018, Rev., 5.00%, 9/1/2035	3,000,000	3,127,064
Lyons Central School District Series 2025, GO, BAN, 4.25%, 6/26/2026	3,000,000	3,002,192
Metropolitan Transportation Authority
Series 2015, Subseries E-1, Rev., VRDO, LOC : Barclays Bank plc, 2.85%, 6/1/2026 (c)	2,300,000	2,300,000
Series 2024A, Rev., 5.00%, 11/15/2040	2,780,000	3,011,433
Series 2024B, Rev., 5.00%, 11/15/2041	2,000,000	2,167,344
Metropolitan Transportation Authority Dedicated Tax Fund Series 2024B-2, Rev., 5.00%, 11/15/2048	4,000,000	4,181,558
Metropolitan Transportation Authority, Climate Bond
Series 2017C-1, Rev., 5.00%, 11/15/2033	14,360,000	14,869,895
Series 2025B, Rev., 5.00%, 11/15/2035	4,050,000	4,627,134
Series 2025B, Rev., 5.00%, 11/15/2042	1,600,000	1,731,403
Series 2025A, Rev., 5.25%, 11/15/2043	2,000,000	2,184,922
Series 2025A, Rev., 5.25%, 11/15/2045	2,500,000	2,682,223
Series 2019B, Rev., 4.00%, 11/15/2050	1,000,000	870,780
Series 2020C-1, Rev., 5.00%, 11/15/2050	1,500,000	1,514,631
Series 2025A, Rev., 5.25%, 11/15/2055	2,000,000	2,068,874
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	256,124
Series 2022A, Rev., 5.63%, 7/1/2042 (b)	1,385,000	1,409,534
New York City Health and Hospitals Corp., Health System
Series 2025A, Rev., 5.00%, 2/15/2037	2,500,000	2,821,272
Series 2025A, Rev., 5.00%, 2/15/2038	2,750,000	3,083,719
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	4,000,000	4,009,985
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	14,765,000	14,999,734
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 4.38%, 12/15/2031	1,250,000	1,270,566
Series 2024, Rev., 5.25%, 12/15/2031	6,600,000	6,801,947
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	3,000,000	3,526,959
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2026
Series 2026DD, Rev., 5.00%, 6/15/2037	2,365,000	2,763,817
Series 2026DD, Rev., 5.00%, 6/15/2038	5,000,000	5,860,307
Series 2026BB, Rev., 5.00%, 6/15/2048	5,000,000	5,261,863

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2026BB, Rev., 5.00%, 6/15/2049	2,300,000	2,406,838
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 2.80%, 6/1/2026 (c)	2,100,000	2,100,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000,000	5,102,317
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000,000	10,094,782
Series 2022FF, Rev., 4.00%, 6/15/2041	1,760,000	1,762,937
Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000,000	4,957,974
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023, Subseries CC, Rev., VRDO, LIQ : Barclays Bank plc, 2.85%, 6/1/2026 (c)	2,105,000	2,105,000
Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	2,225,000	2,334,330
Series 2023AA, Subseries AA-1, Rev., 5.25%, 6/15/2052	3,000,000	3,153,048
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024A, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700,000	2,828,544
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA1, Rev., 5.00%, 6/15/2051	6,000,000	6,218,297
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2031 (d)	2,000,000	2,211,070
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2032 (d)	3,000,000	3,353,364
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2033 (d)	7,350,000	8,302,877
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2039 (d)	4,000,000	4,485,919
Series 2026I, Rev., 5.25%, 11/1/2050 (d)	1,500,000	1,599,645
Series 2026I, Rev., 5.25%, 11/1/2051 (d)	1,500,000	1,595,020
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2041	13,405,000	15,052,395
New York City Transitional Finance Authority Building Aid, Subordinate, Fiscal Year 2020 Series 2020S, Subseries S-1B, Rev., 4.00%, 7/15/2042	1,500,000	1,477,587
New York City Transitional Finance Authority Future Tax Secured Series 2018B-1, Rev., 4.00%, 8/1/2042	2,750,000	2,673,041
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2016 Series 2026B, Rev., 5.00%, 5/1/2043	3,750,000	4,082,068
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026
Series 2026, Subseries D-1, Rev., 5.00%, 11/1/2028	4,000,000	4,218,370
Series 2026, Subseries D-1, Rev., 5.00%, 11/1/2035	7,930,000	9,073,858
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2044	8,000,000	8,671,662
Series 2026B, Rev., 5.00%, 5/1/2044	2,500,000	2,705,454
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2045	4,000,000	4,301,228
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2046	5,000,000	5,322,437
Series 2026, Subseries F-1, Rev., 5.00%, 2/1/2047	12,500,000	13,164,051
Series 2026B, Rev., 5.00%, 5/1/2051	9,175,000	9,516,435
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2033	6,500,000	6,621,970
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series 2014, Subseries D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.83%, 6/1/2026 (c)	15,700,000	15,700,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Subseries B-1, Rev., 5.00%, 8/1/2026	6,445,000	6,468,595
Series 2017A, Subseries E-1, Rev., 5.00%, 2/1/2035	3,000,000	3,038,492
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100,000	2,167,885

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770,000	3,810,531
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021
Series 2021C, Subseries C-1, Rev., 4.00%, 5/1/2035	450,000	464,412
Series 2021A, Rev., 4.00%, 11/1/2038	10,575,000	10,720,128
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,700,000	2,754,395
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	3,370,000	3,239,071
Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750,000	7,242,708
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250,000	1,144,904
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2048	2,000,000	2,109,856
Series 2024C, Rev., 5.00%, 5/1/2053	2,500,000	2,564,109
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2029	3,000,000	3,222,562
Series 2025C, Subseries C-1, Rev., 5.25%, 5/1/2049	5,000,000	5,289,382
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2024 Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2052	3,000,000	3,085,904
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025H, Subseries H-1, Rev., 5.00%, 11/1/2043	5,000,000	5,423,040
Series 2025E, Rev., 5.00%, 11/1/2047	4,000,000	4,188,776
Series 2025I, Subseries I-1, Rev., 5.25%, 5/1/2048	5,000,000	5,306,572
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000,000	1,578,069
Series B, Rev., Zero Coupon, 11/15/2033	2,150,000	1,626,193
Series B, Rev., A.G. - CR, Zero Coupon, 11/15/2049	9,315,000	2,992,123
New York Liberty Development Corp. Series 1WTC-2021, Rev., 4.00%, 2/15/2043	1,000,000	983,103
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., A.G. - CR, 3.00%, 2/15/2042	3,345,000	2,815,091
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000,000	1,614,570
New York Liberty Development Corp., World Trade Centre
Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500,000	3,355,427
Series 2014, Rev., 5.00%, 11/15/2044 (b)	4,150,000	4,153,340
New York Power Authority Series 2024A, Rev., 4.00%, 11/15/2049	3,200,000	2,952,300
New York Power Authority, Green Transmission Project
Series 2023A, Rev., A.G., 5.00%, 11/15/2053	4,000,000	4,149,962
Series 2023A, Rev., A.G., 5.13%, 11/15/2058	6,000,000	6,247,888
New York State Dormitory Authority
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	3,225,000	3,251,734
Series 2024D, Rev., 5.00%, 10/1/2035	1,300,000	1,440,877
Series 2024A, Rev., A.G., 5.00%, 10/1/2037	1,825,000	1,996,756
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	5,000,000	5,536,833
New York State Dormitory Authority, Mount Sinai Obligated Group
Series 2025, Rev., 5.00%, 7/1/2045	12,205,000	12,433,753
Series 2025, Rev., 5.25%, 7/1/2050	15,250,000	15,340,044
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	4,000,000	4,254,885
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	74,345

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, Pace University Series 2024A, Rev., 5.25%, 5/1/2036	1,360,000	1,502,268
New York State Dormitory Authority, Personal Income Tax
Series 2019D, Rev., 5.00%, 2/15/2034	2,000,000	2,141,249
Series 2021A, Rev., 4.00%, 3/15/2037	5,615,000	5,706,979
Series 2019D, Rev., 4.00%, 2/15/2047	1,500,000	1,400,093
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group Series 2025A, Rev., A.G., 5.25%, 7/1/2044	1,100,000	1,206,431
New York State Dormitory Authority, Sales Tax
Series 2024A, Rev., A.G., 5.00%, 10/1/2027	3,600,000	3,719,738
Series 2025A, Rev., 5.00%, 3/15/2037	2,500,000	2,881,733
Series 2025A, Rev., 5.00%, 3/15/2044	5,250,000	5,710,532
Series 2025A, Rev., 5.00%, 3/15/2045	3,700,000	3,984,476
Series 2025A, Rev., 4.25%, 3/15/2048	6,830,000	6,540,737
Series 2025A, Rev., 5.25%, 3/15/2050	3,000,000	3,191,554
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2033	3,500,000	3,979,437
Series 2026A, Rev., A.G., 5.00%, 10/1/2033 (d)	13,140,000	14,875,362
Series 2025A, Rev., A.G., 5.00%, 10/1/2034	2,160,000	2,474,410
New York State Dormitory Authority, State Personal Income Tax Series 2021E, Rev., 4.00%, 3/15/2032 (e)	5,000	5,332
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2025C, Rev., 5.00%, 3/15/2036	4,000,000	4,606,816
Series 2022A, Rev., 4.00%, 3/15/2038	4,680,000	4,726,110
Series 2021E, Rev., 4.00%, 3/15/2040	2,820,000	2,821,810
Series 2021E, Rev., 4.00%, 3/15/2042	8,000,000	7,945,606
Series 2025C, Rev., 5.00%, 3/15/2042	2,000,000	2,207,925
Series 2020A, Rev., 4.00%, 3/15/2047	18,070,000	16,872,042
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2036	8,020,000	8,279,814
Series 2024B, Rev., 5.00%, 3/15/2049	3,000,000	3,131,779
New York State Dormitory Authority, White Plains Hospital
Series 2024, Rev., 5.00%, 10/1/2030	1,000,000	1,061,118
Series 2024, Rev., A.G., 5.50%, 10/1/2054	2,000,000	2,118,828
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project
Series 1997A, Rev., 3.80%, 8/1/2032	2,000,000	2,036,716
Series 1997B, Rev., 3.80%, 8/1/2032	1,000,000	1,018,358
Series 1997C, Rev., 3.80%, 8/1/2032	5,125,000	5,219,085
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2021A, Rev., 4.00%, 6/15/2038	7,515,000	7,662,433
Series 2024A, Rev., 5.25%, 6/15/2053	8,000,000	8,529,689
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2025A, Rev., 5.00%, 9/15/2038	520,000	590,960
New York State Environmental Facilities Corp.,Solid Waste Disposal, Waste Management, Inc., Project Series 2012, Rev., AMT, VRDO, 2.95%, 8/3/2026 (c)	2,400,000	2,400,000
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.80%, 6/1/2026 (c)	5,000,000	5,000,000
New York State Housing Finance Agency, 160 West 62nd Street Housing Series 2011A-2, Rev., FHLMC COLL, 3.60%, 4/1/2032 (c)	1,500,000	1,515,714
New York State Thruway Authority Series O, Rev., 4.00%, 1/1/2043	3,900,000	3,857,115

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Thruway Authority, Personal Income Tax Series 2022A, Rev., 5.00%, 3/15/2042	12,000,000	12,868,673
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2029	1,400,000	1,440,131
Series 2018, Rev., AMT, 5.00%, 1/1/2030	11,725,000	12,044,783
Series 2018, Rev., AMT, 5.00%, 1/1/2031	5,155,000	5,286,577
Series 2018, Rev., AMT, 5.00%, 1/1/2034	18,755,000	19,133,851
Series 2023, Rev., AMT, 6.00%, 4/1/2035	3,000,000	3,309,166
Series 2020, Rev., AMT, 5.00%, 10/1/2035	11,920,000	12,429,423
Series 2020, Rev., AMT, 5.00%, 10/1/2040	5,350,000	5,493,549
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	5,000,000	5,124,431
Series 2024A, Rev., AMT, 5.50%, 12/31/2054	7,935,000	8,113,827
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project
Series 2021, Rev., AMT, 3.00%, 8/1/2031	3,070,000	2,958,334
Series 2025, Rev., AMT, A.G., 5.50%, 6/30/2038	2,000,000	2,232,181
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2042	1,750,000	1,858,741
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2043	2,250,000	2,381,342
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2044	2,250,000	2,372,125
Series 2025, Rev., AMT, A.G., 6.00%, 6/30/2045	1,500,000	1,667,872
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,000,000	2,008,455
Series 2024, Rev., AMT, 5.50%, 6/30/2054	3,800,000	3,850,739
Series 2025, Rev., AMT, A.G., 5.50%, 6/30/2059	1,990,000	2,058,338
New York Transportation Development Corp., Laguardia Airport Terminal Redevelopment Project
Series 2016A, Rev., AMT, 4.00%, 7/1/2041	1,765,000	1,644,673
Series 2016A, Rev., AMT, 5.25%, 1/1/2050	1,500,000	1,500,086
Onondaga Civic Development Corp., Syracuse University Project
Series 2025, Rev., 5.00%, 12/1/2031	1,250,000	1,393,101
Series 2025, Rev., 5.00%, 12/1/2034	1,675,000	1,928,706
Series 2025, Rev., 5.25%, 12/1/2045	1,150,000	1,267,327
Series 2025, Rev., 4.50%, 12/1/2050	5,000,000	4,987,243
Port Authority of New York and New Jersey, Consolidated
Series 248, Rev., 5.00%, 1/15/2032	1,700,000	1,910,574
Series 248, Rev., 5.00%, 1/15/2033	1,500,000	1,709,121
Series 249, Rev., AMT, 5.00%, 10/15/2035	1,500,000	1,684,983
Series 214, Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,065,498
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	513,853
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975,000	2,956,703
Series 248, Rev., 5.00%, 1/15/2042	1,635,000	1,819,732
Series 248, Rev., 5.00%, 1/15/2050	5,250,000	5,529,938
Series 93, Rev., 6.13%, 6/1/2094	6,000,000	6,009,650
Rensselaer County Capital Resource Corp., Energy Performance Lease, Van Rensselaer Manor Nursing Home Project
Series 2026, Rev., 5.00%, 4/1/2036	1,000,000	1,139,859
Series 2026, Rev., 5.00%, 4/1/2038	1,375,000	1,544,661
Series 2026, Rev., 5.00%, 4/1/2039	2,145,000	2,394,114
Series 2026, Rev., 5.00%, 4/1/2041	3,000,000	3,300,733
Series 2026, Rev., 5.25%, 4/1/2046	1,750,000	1,883,316

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Saratoga County Capital Resource Corp., WSWHE Boces Project
Series 2025, Rev., 5.00%, 7/1/2035	375,000	436,450
Series 2025, Rev., 5.00%, 7/1/2036	760,000	872,025
Series 2025, Rev., 5.00%, 7/1/2037	500,000	569,604
Series 2025, Rev., 5.00%, 7/1/2038	700,000	791,936
Series 2025, Rev., 5.00%, 7/1/2039	885,000	994,455
Series 2025, Rev., 5.00%, 7/1/2040	700,000	781,312
Smithtown Central School District
Series 2022, GO, 4.00%, 6/1/2035	2,465,000	2,561,409
Series 2022, GO, 4.00%, 6/1/2036	2,125,000	2,194,971
Series 2022, GO, 4.00%, 6/1/2037	2,000,000	2,053,133
State of New York Mortgage Agency Homeowner Mortgage Series 227, Rev., 3.25%, 10/1/2050	2,125,000	2,113,937
Suffolk Regional Off-Track Betting Co. Series 2024, Rev., 6.00%, 12/1/2053	1,900,000	1,942,471
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	2,940,000	3,024,927
Suffolk Tobacco Asset Securitization Corp. Series 2021B1, Rev., 4.00%, 6/1/2050	4,170,000	3,727,179
Syracuse Industrial Development Agency, Syracuse City School District Project Series 2020A, Rev., 4.00%, 5/1/2036	1,275,000	1,294,140
Town of Hempstead Series 2024, GO, 4.00%, 5/1/2043	2,000,000	2,016,200
Town of Stony Point Series 2020, GO, 5.00%, 8/15/2027	75,000	77,020
Triborough Bridge and Tunnel Authority Series 2018D, Rev., 4.00%, 11/15/2038	4,000,000	4,051,280
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250,000	2,066,890
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860,000	7,207,056
Series 2025A-2, Rev., 5.00%, 11/15/2036	3,275,000	3,736,528
Series 2025A-1, Rev., 5.00%, 11/15/2037	2,300,000	2,597,898
Series 2025A-2, Rev., 5.00%, 11/15/2037	4,500,000	5,082,843
Series 2026, Subseries A-1, Rev., 5.00%, 11/15/2046	500,000	533,932
Series 2026, Subseries A-2, Rev., 5.00%, 11/15/2046	750,000	800,899
Series 2026, Subseries A-2, Rev., 5.00%, 11/15/2047	1,000,000	1,057,471
Series 2026, Subseries A-1, Rev., 5.25%, 11/15/2047	725,000	784,967
Series 2026, Subseries A-1, Rev., 5.25%, 11/15/2048	1,000,000	1,074,916
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Senior Lien
Series 2026A-1, Rev., 5.00%, 11/15/2043	7,000,000	7,758,992
Series 2026A-1, Rev., 5.00%, 11/15/2044	3,040,000	3,325,164
Series 2026A-1, Rev., 5.00%, 11/15/2045	2,000,000	2,162,869
Series 2026A-1, Rev., 5.00%, 11/15/2046	1,750,000	1,870,058
Series 2026A-1, Rev., 5.00%, 11/15/2047	5,000,000	5,284,629
Series 2026A-1, Rev., 5.00%, 11/15/2048	8,890,000	9,323,159
Series 2026A-1, Rev., 5.00%, 11/15/2049	5,000,000	5,222,509
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,500,000	2,643,902
Series 2025A, Rev., A.G., 4.50%, 12/1/2056	2,000,000	1,952,320
Series 2023A, Rev., 4.25%, 5/15/2058	1,000,000	945,666
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax
Series 2025B-2, Rev., BAN, 5.00%, 3/15/2029	10,000,000	10,665,761
Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,100,698
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2030	1,000,000	1,017,990
Series A, Rev., 5.00%, 6/1/2035	1,000,000	1,012,806

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series A, Rev., 5.00%, 6/1/2036	8,065,000	8,159,127
Series A, Rev., 5.00%, 6/1/2041	9,375,000	9,440,110
Utility Debt Securitization Authority, Restructuring Bond Series 2025TE-1, Rev., 5.00%, 12/15/2047	1,500,000	1,615,355
Village of Scotia Series 2025, GO, BAN, 4.25%, 6/26/2026	3,000,000	3,002,192
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	252,475
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project
Series 2021A, Rev., 5.00%, 7/1/2041 (b)	5,450,000	5,515,237
Series 2021A, Rev., 5.00%, 7/1/2056 (b)	9,000,000	8,140,541
Yonkers Industrial Development Agency, New Community School Project Series 2022, Rev., 5.00%, 5/1/2042	1,445,000	1,534,429
Total New York		1,098,841,118
North Carolina — 1.8%
City of Charlotte, North Carolina Government Facilities
Series 2023B, COP, 5.00%, 6/1/2026	400,000	400,000
Series 2023B, COP, 5.00%, 6/1/2027	460,000	470,795
City of Durham
Series 2026A, Rev., 5.00%, 4/1/2034	1,275,000	1,462,077
Series 2026A, Rev., 5.00%, 4/1/2035	1,250,000	1,445,646
Series 2026A, Rev., 5.00%, 4/1/2037	385,000	444,807
Series 2026A, Rev., 5.00%, 4/1/2038	675,000	775,179
Series 2026A, Rev., 5.00%, 4/1/2039	1,325,000	1,512,977
Series 2026A, Rev., 5.00%, 4/1/2040	875,000	991,264
Series 2026A, Rev., 4.00%, 4/1/2044	2,750,000	2,754,944
Series 2026A, Rev., 4.00%, 4/1/2045	1,000,000	998,502
City of Raleigh
Series 2026A, Rev., 5.00%, 10/1/2039	445,000	507,265
Series 2026A, Rev., 5.00%, 10/1/2040	1,000,000	1,131,192
County of Buncombe, Limited Tax
Series 2025, Rev., 5.00%, 6/1/2031	1,350,000	1,495,407
Series 2025, Rev., 5.00%, 6/1/2034	1,000,000	1,146,209
Series 2025, Rev., 5.00%, 6/1/2035	675,000	779,925
County of Cabarrus Series 2024A, Rev., 5.00%, 8/1/2040	3,860,000	4,287,207
County of Davidson Series 2016, GO, 5.00%, 6/1/2027	35,000	35,846
County of Harnett, Limited Tax
Series 2025, Rev., 5.00%, 4/1/2031	180,000	198,526
Series 2025, Rev., 5.00%, 4/1/2032	1,210,000	1,343,192
Series 2025, Rev., 5.00%, 4/1/2034	1,000,000	1,137,637
County of Wake
Series 2025A, Rev., 5.00%, 5/1/2036	1,000,000	1,153,799
Series 2025A, Rev., 5.00%, 5/1/2037	625,000	715,440
Series 2025A, Rev., 5.00%, 5/1/2039	1,500,000	1,698,725
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.13%, 12/1/2026 (c)	16,440,000	16,418,278
Fayetteville State University, Student Housing Project Series 2021, Rev., A.G., 5.00%, 4/1/2037	4,270,000	4,503,634
North Carolina Housing Finance Agency, 1998 Trust Agreement Series 60, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2057	4,250,000	4,828,674
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.80%, 6/1/2026 (c)	3,400,000	3,400,000
Series 55-B, Rev., VRDO, LIQ : TD Bank NA, 2.80%, 6/1/2026 (c)	28,500,000	28,500,000

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,580,000	2,776,701
Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	6,860,000	7,467,850
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	7,475,000	8,348,238
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	10,995,000	12,470,307
Series 59-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2057	2,000,000	2,259,933
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	2,250,000	2,272,374
State of North Carolina Series 2019, Rev., 5.00%, 3/1/2033	15,345,000	16,178,345
Town of Cary Series 2021, GO, 4.00%, 9/1/2032	5,000,000	5,263,095
Total North Carolina		141,573,990
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2023A, Rev., 5.75%, 7/1/2053	1,720,000	1,815,437
Series 2025A, Rev., 6.00%, 1/1/2056	1,750,000	1,912,136
North Dakota Public Finance Authority, State Revolving Fund Program Series 2024A, Rev., 5.00%, 10/1/2042	2,160,000	2,384,354
Total North Dakota		6,111,927
Ohio — 4.5%
American Municipal Power, Inc., GreenUp Hydroelectric Project
Series 2025A, Rev., 5.00%, 2/15/2041	1,535,000	1,682,239
Series 2025A, Rev., 5.00%, 2/15/2042	1,000,000	1,088,896
Series 2025A, Rev., 5.00%, 2/15/2043	1,000,000	1,081,211
Series 2025A, Rev., 5.00%, 2/15/2045	1,620,000	1,726,818
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	10,500,000	11,263,041
Series 2020A-2, Rev., 5.00%, 6/1/2033	1,950,000	2,092,703
Series 2020A-2, Rev., 5.00%, 6/1/2036	2,645,000	2,771,461
Series 2020A-2, Rev., 4.00%, 6/1/2037	6,600,000	6,655,804
Series 2020A-2, Rev., 4.00%, 6/1/2038	3,750,000	3,766,139
Series 2020B-2, Rev., 5.00%, 6/1/2055	53,680,000	42,850,447
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	83,110,000	5,537,420
City of Delaware, Various Purpose, Limited Tax
Series 2026, GO, 5.00%, 12/1/2037	220,000	245,391
Series 2026, GO, 4.00%, 12/1/2038	475,000	484,220
Series 2026, GO, 4.00%, 12/1/2040	100,000	100,051
Columbus Regional Airport Authority, John Glenn Columbus International Airport Series 2025A, Rev., AMT, 5.00%, 1/1/2038	3,400,000	3,685,534
Columbus-Franklin County Finance Authority Series 2026, Rev., 3.20%, 6/1/2029 (c)	1,700,000	1,706,835
Columbus-Franklin County Finance Authority, The Landmark on Scioto Series 2025, Rev., 3.19%, 6/1/2029 (c)	3,000,000	3,011,144
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025A, Rev., 5.00%, 11/1/2040	1,960,000	2,142,846
County of Cuyahoga
Series 2026, GO, 5.00%, 12/1/2041 (d)	12,000,000	13,386,002
Series 2026, GO, 5.00%, 12/1/2042 (d)	15,700,000	17,404,100
Series 2026, GO, 5.00%, 12/1/2043 (d)	11,000,000	12,116,489
Series 2026, GO, 5.00%, 12/1/2044 (d)	3,000,000	3,273,781
Series 2026, GO, 5.00%, 12/1/2045 (d)	3,600,000	3,890,154
Series 2026, GO, 5.00%, 12/1/2046 (d)	4,300,000	4,594,921
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	4,865,000	4,870,187
County of Franklin, Ohio Hospital Facilities Series 2009A, Rev., VRDO, LIQ : Barclays Bank plc, 1.60%, 6/10/2026 (c)	25,000,000	25,000,000

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
County of Hamilton, Life Enriching Communities Project
Series 2025, Rev., 5.00%, 1/1/2042	1,115,000	1,145,615
Series 2025, Rev., 5.25%, 1/1/2045	1,000,000	1,029,747
Series 2025, Rev., 5.50%, 1/1/2050	1,750,000	1,791,270
Series 2025, Rev., 5.50%, 1/1/2055	1,500,000	1,526,630
County of Hamilton, Sales Tax Series 2025, Rev., BAN, 5.00%, 12/1/2026	15,000,000	15,165,912
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	111,464
Cuyahoga Community College District Series 2026, GO, 5.00%, 12/1/2038	2,270,000	2,577,287
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	12,900,000	13,164,269
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,073,065
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	4,000,000	4,025,850
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (c)	2,000,000	2,016,699
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (c)	5,035,000	5,072,518
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project
Series 2026C, Rev., AMT, 4.13%, 1/1/2036	2,500,000	2,506,792
Series 2026B, Rev., 4.35%, 6/30/2040	1,150,000	1,161,151
Ohio State University (The), General Receipts Series 2023A-2, Rev., VRDO, 1.58%, 6/10/2026 (c)	20,000,000	20,000,000
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2027	135,000	137,212
Ohio Water Development Authority
Series 2016B, Rev., 5.00%, 6/1/2026	35,000	35,000
Series 2023A, Rev., 5.00%, 12/1/2036	1,335,000	1,501,880
Series 2023A, Rev., 5.00%, 12/1/2038	1,540,000	1,715,244
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 2.80%, 6/1/2026 (c)	2,350,000	2,350,000
Series 2025, Rev., 5.00%, 12/1/2035	9,170,000	10,647,054
Series 2024D, Rev., 5.00%, 12/1/2043	2,595,000	2,844,861
Ohio Water Development Authority, Drinking Water Assistance
Series 2025A, Rev., 5.00%, 12/1/2036	5,100,000	5,850,391
Series 2024A, Rev., 5.00%, 12/1/2038	1,300,000	1,456,571
Series 2025A, Rev., 5.00%, 12/1/2041	2,000,000	2,237,625
Series 2025A, Rev., 5.00%, 12/1/2042	10,425,000	11,588,118
Ohio Water Development Authority, Fresh Water Revolving Fund
Series 2026A, Rev., 5.00%, 12/1/2035	750,000	870,304
Series 2026A, Rev., 5.00%, 6/1/2037	1,000,000	1,156,091
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2026	45,000	45,538
Series 2019A, Rev., 5.00%, 6/1/2029	16,390,000	17,435,530
Series 2020A, Rev., 5.00%, 12/1/2050	1,000,000	1,027,315
Olentangy Local School District, Unlimited Tax Various Purpose Series 2026, GO, 5.00%, 12/1/2043	6,630,000	7,319,812
Port of Greater Cincinnati Development Authority, 3CDC Obligated Group Parking Facilities Series 2025A, Rev., A.G., 5.00%, 12/1/2055	1,500,000	1,523,519
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2037	1,000,000	1,094,487
Series 2024B, Rev., 5.00%, 12/1/2039	565,000	611,912
Series 2024B, Rev., 5.00%, 12/1/2042	1,000,000	1,068,107
Series 2024B, Rev., 5.00%, 12/1/2044	900,000	947,447

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Adult Correctional Capital Facilities Lease Appropriation
Series 2025A, Rev., 5.00%, 10/1/2034	3,000,000	3,438,347
Series 2025A, Rev., 5.00%, 10/1/2035	3,000,000	3,462,006
State of Ohio, Children's Hospital Medical Center of Akron Series 2024B, Rev., 5.00%, 8/15/2032 (c)	3,850,000	4,207,368
State of Ohio, Cleveland Clinic Health System, Inc. Series 2026A, Rev., 5.00%, 1/1/2032	10,000,000	11,071,755
State of Ohio, Common School
Series 2021B, GO, 5.00%, 9/15/2031	210,000	233,693
Series 2026A, GO, 5.00%, 9/15/2037	1,000,000	1,151,275
State of Ohio, Culture and Sports Facilities Building Fund Projects
Series 2025A, Rev., 5.00%, 4/1/2028	1,250,000	1,303,765
Series 2025A, Rev., 5.00%, 4/1/2029	1,250,000	1,332,945
Series 2025A, Rev., 5.00%, 4/1/2030	1,000,000	1,086,692
State of Ohio, Natural Resources Series 2017V, GO, 5.00%, 10/1/2027	35,000	36,141
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2038	1,700,000	1,693,109
Total Ohio		351,277,217
Oklahoma — 0.9%
Oklahoma Capitol Improvement Authority, Department Transportation Project Series 2026A, Rev., 5.00%, 7/1/2040	2,305,000	2,599,706
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project
Series 2025A, Rev., 5.00%, 7/1/2031	1,250,000	1,382,708
Series 2025A, Rev., 5.00%, 7/1/2032	1,175,000	1,316,751
Series 2025A, Rev., 5.00%, 7/1/2034	1,050,000	1,200,479
Oklahoma City Public Property Authority, Sales Tax Series 2026, Rev., 5.00%, 6/1/2032 (d)	3,100,000	3,440,359
Oklahoma County Independent School District No. 89 Oklahoma City Series 2025A, GO, 4.00%, 7/1/2028	2,500,000	2,562,702
Oklahoma Development Finance Authority Health System, OU Medicine Project
Series 2018B, Rev., 5.25%, 8/15/2048	1,405,000	1,409,135
Series 2018B, Rev., 5.50%, 8/15/2052	11,830,000	11,868,365
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	9,595,000	9,612,143
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	3,960,000	4,424,527
Oklahoma Housing Finance Agency, Villages at Rose Hill Project Series 2026, Rev., 3.13%, 6/1/2029 (c)	2,500,000	2,508,993
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	8,545,000	9,462,890
Oklahoma Water Resources Board, Clean Water Program
Series 2025A, Rev., 5.00%, 4/1/2045	1,200,000	1,289,506
Series 2025A, Rev., 5.00%, 4/1/2046	3,300,000	3,515,433
Oklahoma Water Resources Board, State Loan Program
Series 2024A, Rev., 5.00%, 10/1/2037	1,000,000	1,088,221
Series 2024B, Rev., 5.00%, 10/1/2037	1,200,000	1,305,866
Series 2024B, Rev., 5.00%, 10/1/2039	1,000,000	1,081,880
Series 2023A, Rev., 4.00%, 10/1/2043	3,720,000	3,729,832
Series 2025C, Rev., 4.50%, 10/1/2050	7,000,000	7,044,914
University of Oklahoma (The) Series 2024A, Rev., 5.00%, 7/1/2038	1,050,000	1,166,320
Total Oklahoma		72,010,730
Oregon — 0.4%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	15,500,000	10,554,382

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250,000	931,209
Series A, GO, Zero Coupon, 6/15/2036	1,000,000	669,025
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 2.75%, 6/1/2026 (c)	9,875,000	9,875,000
State of Oregon Department of Transportation, Subordinate Lien
Series 2026A, Rev., 5.00%, 11/15/2042	1,000,000	1,107,839
Series 2026A, Rev., 5.00%, 11/15/2043	350,000	385,386
Series 2026A, Rev., 5.00%, 11/15/2044	1,000,000	1,091,302
Series 2026A, Rev., 5.00%, 11/15/2045	1,000,000	1,081,091
State of Oregon, Article XI-F Project
Series 2025F, GO, 5.00%, 8/1/2029	1,470,000	1,579,965
Series 2025F, GO, 5.00%, 8/1/2031	1,000,000	1,111,860
Series 2025F, GO, 5.00%, 8/1/2034	425,000	489,763
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2026	300,000	300,280
Series 2022, Rev., 5.00%, 7/1/2028	400,000	411,487
Total Oregon		29,588,589
Other — 0.3%
2026 Loan Holding-1 Series CR-2026, Rev., (SIFMA Municipal Swap Index Yield + 0.88%), 2.45%, 6/10/2026 (b) (f)	4,500,000	4,461,513
FHLMC Multifamily VRD Certificates
Series ML-33, Rev., 4.64%, 10/25/2040 (c)	12,482,645	12,852,692
Series ML-31, Rev., 4.50%, 6/25/2042 (c)	2,691,160	2,717,685
Total Other		20,031,890
Pennsylvania — 3.2%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2048	1,500,000	1,576,276
Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2053	1,000,000	1,040,655
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 2.10%, 6/1/2026 (c)	6,000,000	6,000,000
Allegheny County Higher Education Building Authority, University Refunding Duquesne University
Series 2024, Rev., 5.00%, 3/1/2042	2,550,000	2,734,735
Series 2024, Rev., 5.00%, 3/1/2043	1,000,000	1,067,132
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2030	5,000,000	5,175,762
Series 2018A, Rev., 5.00%, 4/1/2031	3,800,000	3,929,051
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2032	1,800,000	1,900,550
Series 2019A, Rev., 5.00%, 7/15/2034	4,000,000	4,193,641
Allegheny County Sanitary Authority Series 2025, Rev., 5.00%, 12/1/2040	325,000	359,751
Allegheny County Sanitary Authority, Sewer
Series 2024, Rev., 5.00%, 12/1/2027	1,250,000	1,289,909
Series 2024, Rev., 5.00%, 12/1/2031	1,060,000	1,179,232
Series 2025, Rev., 5.00%, 12/1/2039	1,000,000	1,113,566
Bucks County Water and Sewer Authority
Series 2022A, Rev., A.G., 5.00%, 12/1/2032	115,000	127,908
Series 2022A, Rev., A.G., 5.00%, 12/1/2033	105,000	117,365
Series 2022A, Rev., A.G., 5.00%, 12/1/2036	380,000	417,679

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Central Dauphin School District
Series 2026B, GO, 5.00%, 2/1/2029	1,235,000	1,309,480
Series 2026B, GO, 5.00%, 2/1/2030	2,040,000	2,205,469
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,031,631
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2026	1,120,000	1,120,000
Series 2018, Rev., 5.00%, 6/1/2028	2,620,000	2,736,358
Series 2018, Rev., 5.00%, 6/1/2029	1,120,000	1,167,148
Series 2018, Rev., 5.00%, 6/1/2035	200,000	206,149
Commonwealth of Pennsylvania Series 2024B, GO, 4.00%, 8/15/2041	4,870,000	4,939,285
County of Delaware
Series 2025, GO, 5.00%, 8/1/2040	1,000,000	1,108,869
Series 2025, GO, 5.00%, 8/1/2041	1,610,000	1,781,369
Series 2025, GO, 5.00%, 8/1/2042	1,385,000	1,524,039
Series 2025, GO, 5.00%, 8/1/2043	1,240,000	1,356,055
Series 2025, GO, 5.00%, 8/1/2044	1,900,000	2,062,314
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	172,537
Delaware River Port Authority
Series 2025, Rev., 5.00%, 1/1/2037	3,500,000	3,932,613
Series 2025, Rev., 5.00%, 1/1/2038	6,250,000	6,979,151
Delaware Valley Regional Finance Authority Series C, Rev., (3-MONTH CME TERM SOFR + 0.75%), 3.38%, 9/1/2026 (f)	7,025,000	6,773,979
Delaware Valley Regional Finance Authority, Local Government Series 2022D, Rev., 4.00%, 3/1/2029	1,000,000	1,026,870
Erie City Water Authority Series 2019B, Rev., A.G., 5.00%, 12/1/2032	1,235,000	1,322,373
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	455,000	457,089
Series 2020A, Rev., 5.00%, 4/1/2050	4,500,000	4,541,400
Monroeville Finance Authority, UPMC Obligated Group
Series 2026C, Rev., 5.00%, 2/1/2031	1,000,000	1,083,610
Series 2026C, Rev., 5.00%, 2/1/2033	1,000,000	1,106,972
Series 2026C, Rev., 5.00%, 2/1/2035	1,000,000	1,122,248
Series 2026C, Rev., 5.00%, 2/1/2037	1,000,000	1,116,986
Series 2026C, Rev., 5.00%, 2/1/2039	1,000,000	1,103,138
Series 2026C, Rev., 5.00%, 2/1/2041	1,000,000	1,086,656
Series 2026C, Rev., 5.00%, 2/1/2043	1,000,000	1,070,658
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2019, Rev., 5.00%, 9/1/2027	460,000	472,101
Series 2018A, Rev., 4.00%, 9/1/2038	3,085,000	3,056,300
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300,000	287,177
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	16,755,000	17,121,576
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project Series 2018, Rev., 4.00%, 7/1/2048	2,255,000	1,983,500
North Penn School District Series 2026, GO, 5.00%, 3/1/2039	1,000,000	1,111,439
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Series 2022, Rev., AMT, A.G., 5.00%, 12/31/2057	6,070,000	6,097,465
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000,000	5,007,149

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-1, Rev., 5.25%, 11/1/2043	1,310,000	1,410,819
Pennsylvania Housing Finance Agency Series 2026-153A, Rev., 6.50%, 10/1/2056 (d)	7,500,000	8,637,357
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	7,465,000	7,903,835
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,840,000	1,985,786
Series 2024 -147A, Rev., 6.25%, 10/1/2054	959,683	1,050,538
Series 2024-146A, Rev., 6.25%, 10/1/2054	945,000	1,024,229
Series 2025-150A, Rev., 6.25%, 10/1/2055	13,000,000	14,656,452
Series 2026-152A, Rev., 6.25%, 10/1/2056	3,000,000	3,354,655
Pennsylvania Turnpike Commission
Series 2016B, Rev., 4.00%, 6/1/2026	575,000	575,000
Series A-1, Rev., 5.00%, 12/1/2029	105,000	108,555
Series A-1, Rev., 5.00%, 12/1/2031	60,000	61,925
Series 2022A, Rev., 5.00%, 12/1/2033	1,000,000	1,122,782
Series 2022B, Rev., 5.25%, 12/1/2041	1,000,000	1,098,352
Pennsylvania Turnpike Commission, Subordinate
Series 2024-1, Rev., 5.00%, 12/1/2029	1,200,000	1,286,322
Series 2023-1, Rev., 5.00%, 12/1/2036	750,000	830,948
Series 2021B, Rev., 4.00%, 12/1/2038	1,500,000	1,504,679
Series 2021B, Rev., 4.00%, 12/1/2039	2,250,000	2,242,519
Series 2023, Rev., 5.00%, 12/1/2040	1,000,000	1,089,318
Series 2021A, Rev., 4.00%, 12/1/2043	1,000,000	975,876
Philadelphia Authority for Industrial Development, City Service Agreement Rebuild Project
Series 2025A, Rev., 5.00%, 12/1/2036	2,500,000	2,837,005
Series 2025A, Rev., 5.00%, 12/1/2037	2,500,000	2,828,159
Series 2025A, Rev., 5.00%, 12/1/2038	4,000,000	4,499,842
Series 2025A, Rev., 5.00%, 12/1/2039	3,540,000	3,963,825
Series 2025A, Rev., 5.00%, 12/1/2040	2,000,000	2,225,677
Series 2025A, Rev., 5.00%, 12/1/2041	2,175,000	2,393,766
Series 2025A, Rev., 5.00%, 12/1/2042	2,000,000	2,204,654
Series 2025A, Rev., 5.00%, 12/1/2043	2,000,000	2,189,715
Series 2025A, Rev., 5.00%, 12/1/2044	2,200,000	2,387,538
Philadelphia Authority for Industrial Development, Thomas Jefferson University Series 2017A, Rev., 5.00%, 9/1/2042	3,290,000	3,298,869
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project
Series 2023A, Rev., 5.00%, 11/1/2037	835,000	915,747
Series 2023A, Rev., 5.00%, 11/1/2040	2,185,000	2,357,379
Philadelphia Gas Works Co., 1998 General Ordinance Series 17A, Rev., 5.00%, 8/1/2035	1,250,000	1,399,647
Redevelopment Authority of the City of Philadelphia, Service Agreement
Series 2026B, Rev., 5.00%, 11/1/2042	8,805,000	9,647,238
Series 2026B, Rev., 5.00%, 11/1/2043	8,250,000	8,987,310
Series 2026B, Rev., 5.00%, 11/1/2044	3,400,000	3,674,281
School District of Philadelphia (The)
Series 2026B, GO, 5.00%, 9/1/2029 (d)	6,500,000	6,921,491
Series 2026C, GO, 5.00%, 9/1/2029 (d)	3,270,000	3,482,043
Series 2026A, GO, 5.00%, 9/1/2030 (d)	1,000,000	1,081,062
Series 2026B, GO, 5.00%, 9/1/2030 (d)	1,500,000	1,621,592
Series 2026C, GO, 5.00%, 9/1/2030 (d)	2,000,000	2,162,123

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2026A, GO, 5.00%, 9/1/2032 (d)	1,295,000	1,433,352
Series 2026B, GO, 5.00%, 9/1/2032 (d)	1,500,000	1,660,253
School District of the City of Erie (The), Limited Tax Series 2019A, GO, A.G., 4.00%, 4/1/2033	1,150,000	1,168,214
Township of Hampton
Series 2022, GO, 5.00%, 1/1/2035	150,000	163,909
Series 2022, GO, 4.00%, 1/1/2047	700,000	667,137
Wilkes-Barre Area School District Series 2019, GO, 3.75%, 4/15/2044	1,500,000	1,378,364
Total Pennsylvania		252,274,504
Puerto Rico — 1.3%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	41,470,000	8,632,370
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	6,500,000	6,602,556
Puerto Rico Public Finance Corp. Series 2001E, Rev., A.G. - CR, 6.00%, 8/1/2026 (e)	10,000,000	10,052,198
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	2,641,000	2,393,679
Series A-2, Rev., 4.33%, 7/1/2040	39,805,000	39,634,065
Series A-1, Rev., Zero Coupon, 7/1/2046	27,500,000	9,987,890
Series A-1, Rev., Zero Coupon, 7/1/2051	4,770,000	1,274,725
Series A-1, Rev., 5.00%, 7/1/2058	22,300,000	21,992,907
Total Puerto Rico		100,570,390
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Brown university Health
Series 2026B, Rev., 5.00%, 5/15/2031	4,250,000	4,571,187
Series 2026B, Rev., 5.50%, 5/15/2056	2,000,000	2,098,640
Rhode Island Health and Educational Building Corp., Brynt University Issue
Series 2024, Rev., 5.00%, 6/1/2037	2,255,000	2,456,930
Series 2024, Rev., 5.00%, 6/1/2038	1,650,000	1,788,992
Series 2024, Rev., 5.00%, 6/1/2042	2,030,000	2,163,359
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Series 2024, Rev., 5.00%, 5/15/2036	960,000	1,045,656
Series 2024, Rev., 5.00%, 5/15/2038	1,150,000	1,239,278
Series 2024, Rev., 5.00%, 5/15/2042	1,000,000	1,054,894
Series 2024, Rev., 5.00%, 5/15/2043	1,000,000	1,052,809
Rhode Island Housing and Mortgage Finance Corp., Homeowenership
Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2044	705,000	744,695
Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2049	1,000,000	1,027,102
State of Rhode Island Series 2025A, GO, 5.00%, 5/1/2044	4,035,000	4,395,576
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	78,206
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	11,000,000	10,977,578
Total Rhode Island		34,694,902
South Carolina — 0.8%
Charleston County Airport District Series 2019, Rev., 5.00%, 7/1/2035	250,000	264,186
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project
Series 2024, Rev., 5.00%, 12/1/2026	1,000,000	1,011,298
Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,034,464
Series 2024, Rev., 5.00%, 12/1/2028	1,325,000	1,402,939

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Clemson University Series 2025A, Rev., 5.00%, 5/1/2043	1,000,000	1,093,671
County of Dorchester, Waterworks and Sewer System Series 2023, Rev., 4.25%, 10/1/2048	2,000,000	1,968,047
County Square Redevelopment Corp., Greenville South Carolina Project Series 2025, Rev., 5.00%, 4/1/2030	1,300,000	1,414,285
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project Series 2025, Rev., FHA, 5.25%, 11/15/2050	5,000,000	5,161,656
Medical University Hospital Authority, Nexton Project
Series 2026, Rev., FHA, 5.25%, 5/15/2035 (d)	450,000	495,182
Series 2026, Rev., FHA, 5.25%, 11/15/2035 (d)	300,000	329,300
Series 2026, Rev., FHA, 5.25%, 5/15/2036 (d)	250,000	273,581
Series 2026, Rev., FHA, 5.25%, 11/15/2036 (d)	200,000	218,695
Series 2026, Rev., FHA, 5.25%, 5/15/2037 (d)	250,000	272,272
Series 2026, Rev., FHA, 5.25%, 11/15/2037 (d)	250,000	271,852
Series 2026, Rev., FHA, 5.25%, 5/15/2038 (d)	200,000	216,928
Series 2026, Rev., FHA, 5.25%, 11/15/2038 (d)	250,000	270,922
Series 2026, Rev., FHA, 5.25%, 5/15/2039 (d)	250,000	269,951
Series 2026, Rev., FHA, 5.25%, 11/15/2039 (d)	250,000	269,729
Series 2026, Rev., FHA, 5.25%, 5/15/2040 (d)	250,000	269,218
Series 2026, Rev., FHA, 5.25%, 11/15/2040 (d)	350,000	376,491
Series 2026, Rev., FHA, 5.25%, 5/15/2041 (d)	450,000	483,258
Series 2026, Rev., FHA, 5.25%, 11/15/2041 (d)	350,000	374,872
Series 2026, Rev., FHA, 5.25%, 5/15/2042 (d)	375,000	400,578
Series 2026, Rev., FHA, 5.25%, 11/15/2042 (d)	300,000	319,924
Series 2026, Rev., FHA, 5.25%, 5/15/2043 (d)	500,000	530,605
Series 2026, Rev., FHA, 5.25%, 11/15/2043 (d)	375,000	397,577
Patriots Energy Group Financing Agency Series 2023, Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,670,000	2,877,406
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	9,000,000	9,068,162
South Carolina Jobs-Economic Development Authority, International Paper Co. Project Series 2023A, Rev., AMT, 3.95%, 4/1/2033	11,500,000	11,496,165
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024A, Rev., 5.50%, 11/1/2054	1,000,000	1,060,054
South Carolina Public Service Authority
Series 2026C, Rev., 5.00%, 12/1/2037	1,295,000	1,464,420
Series 2025A, Rev., 5.00%, 12/1/2043	1,500,000	1,626,609
Series 2025A, Rev., 5.00%, 12/1/2046	3,000,000	3,163,889
Series 2025B, Rev., 5.00%, 12/1/2048	2,750,000	2,856,686
South Carolina Public Service Authority, Santee Cooper Series 2024A, Rev., 5.25%, 12/1/2049	2,000,000	2,105,977
South Carolina State Housing Finance and Development Authority Series 2025B, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	4,930,000	5,585,386
Town of Mount Pleasant Series 2025, Rev., 5.00%, 6/1/2039	1,010,000	1,146,094
Town of Mount Pleasant Water and Sewer
Series 2025, Rev., 5.00%, 6/1/2037	505,000	579,226
Series 2025, Rev., 5.00%, 6/1/2038	1,015,000	1,157,884
Total South Carolina		63,579,439
South Dakota — 0.3%
South Dakota Health and Educational Facilities Authority, Monument Health
Series 2026, Rev., 5.00%, 9/1/2044	750,000	799,556
Series 2026, Rev., 5.00%, 9/1/2045	1,250,000	1,319,174

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Dakota — continued
Series 2026, Rev., 5.00%, 9/1/2046	1,250,000	1,307,744
Series 2026, Rev., 5.25%, 9/1/2051	15,000,000	15,706,705
South Dakota Health and Educational Facilities Authority, Sanford
Series 2025B, Rev., 5.00%, 11/1/2037	1,000,000	1,114,463
Series 2025B, Rev., 5.00%, 11/1/2039	1,100,000	1,225,534
Series 2025B, Rev., 5.00%, 11/1/2040	1,200,000	1,321,927
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,425,000	1,584,753
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	2,205,000	2,489,144
Total South Dakota		26,869,000
Tennessee — 1.8%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2037	1,200,000	1,200,595
City of Clarksville Water Sewer and Gas Series 2021A, Rev., 4.00%, 2/1/2041	3,950,000	3,988,068
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	183,317
City of Memphis Memphis Light Gas and Water Division Electric System
Series 2025, Rev., 5.00%, 12/1/2037	1,750,000	1,987,479
Series 2025, Rev., 5.00%, 12/1/2038	1,925,000	2,174,037
Series 2025, Rev., 4.25%, 12/1/2044	3,000,000	3,035,542
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	130,820
Knox County Health Educational and Housing Facility Board, University of Tennessee Project
Series 2024A-1, Rev., 5.00%, 7/1/2037	435,000	474,417
Series 2024A-1, Rev., 5.00%, 7/1/2038	430,000	466,901
Series 2024A-1, Rev., 5.00%, 7/1/2039	500,000	540,578
Series 2024A-1, Rev., 5.25%, 7/1/2049	1,250,000	1,299,121
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2045	1,000,000	1,023,593
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, HV Land Co. Apartments Series 2022, Rev., 3.35%, 12/1/2026 (c)	3,450,000	3,460,833
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Vanderbilt University Medical Center
Series 2026B, Rev., 5.00%, 7/1/2032	6,525,000	7,176,189
Series 2026B, Rev., 5.00%, 7/1/2034	5,285,000	5,903,606
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University Series 2023, Rev., 5.00%, 5/1/2038	400,000	430,095
Metropolitan Government of Nashville and Davidson County Water and Sewer
Series 2025, Rev., 5.00%, 7/1/2036	2,500,000	2,822,913
Series 2025, Rev., 5.00%, 7/1/2038	3,000,000	3,344,451
Series 2025, Rev., 5.00%, 7/1/2044	2,500,000	2,692,934
Series 2025, Rev., 5.00%, 7/1/2050	2,500,000	2,599,965
Metropolitan Nashville Airport Authority (The)
Series 2026B, Rev., AMT, 5.00%, 7/1/2040	1,000,000	1,086,312
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000,000	2,170,228
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	10,100,000	10,452,041
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	500,000	504,175
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680,000	1,711,782
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000,000	5,024,945

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c)	2,625,000	2,835,832
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	6,555,000	6,874,365
Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,050,000	1,118,363
Series 2024A, Rev., 5.25%, 9/1/2034	2,960,000	3,258,602
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	100,000	85,935
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	110,427
Series 2019A, Rev., 5.75%, 10/1/2059	7,940,000	5,429,672
State of Tennessee Series 2023A, GO, 5.00%, 5/1/2038	5,000,000	5,567,048
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	10,330,000	10,468,759
Tennessee Energy Acquisition Corp., Gas Project
Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	15,315,000	15,750,170
Series 2026A, Rev., 5.00%, 11/1/2034	10,500,000	11,173,564
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	7,570,000	8,292,036
Total Tennessee		136,849,710
Texas — 10.8%
Alvin Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 2/15/2033	1,040,000	1,171,054
Arlington Higher Education Finance Corp., Lifeschool of Dallas
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	155,000	158,888
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2028	105,000	109,629
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2033	290,000	324,841
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2034	295,000	330,906
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2035	240,000	267,277
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2036	420,000	464,599
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Series 2022, Rev., PSF-GTD, 5.00%, 8/15/2026	160,000	160,651
Series 2022, Rev., PSF-GTD, 5.00%, 8/15/2027	145,000	148,637
Series 2022, Rev., PSF-GTD, 5.00%, 8/15/2028	150,000	156,613
Series 2022, Rev., PSF-GTD, 5.00%, 8/15/2029	130,000	138,100
Series 2022, Rev., PSF-GTD, 5.00%, 8/15/2030	100,000	107,931
Austin Community College District, Unlimited Tax Series 2025, GO, 5.00%, 8/1/2036	5,000,000	5,626,349
Austin Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 8/1/2026	2,000,000	2,007,650
Bell County Water Control and Improvement District No. 1
Series 2024, Rev., 5.00%, 7/10/2038	1,000,000	1,080,468
Series 2024, Rev., 5.00%, 7/10/2039	1,000,000	1,072,878
Board of Regents of the University of Texas System Series 2026A, Rev., 4.00%, 8/15/2044	2,500,000	2,469,436
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project Series 2016, Rev., 5.00%, 8/1/2026	85,000	85,304
Capital Area Housing Finance Corp., Redwood Apartments Series 2020, Rev., 3.20%, 1/1/2027 (c)	1,200,000	1,200,530
Cedar Hill Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2036	1,900,000	2,133,679
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2050	4,000,000	3,656,517
Central Texas Regional Mobility Authority, Senior Lien Series 2021B, Rev., 4.00%, 1/1/2041	1,000,000	1,000,684
Central Texas Turnpike System, First Tier
Series 2024B, Rev., 5.00%, 5/15/2030 (c)	3,500,000	3,738,414
Series 2024A, Rev., 5.00%, 8/15/2032	2,000,000	2,214,107

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	8,000,000	8,921,210
Series 2024C, Rev., 5.00%, 8/15/2034	6,540,000	7,344,979
Series 2024C, Rev., 5.00%, 8/15/2037	1,500,000	1,657,825
City of Austin
Series 2025, GO, 5.00%, 9/1/2041	4,000,000	4,454,020
Series 2025, GO, 5.00%, 9/1/2042	4,000,000	4,433,001
Series 2025, GO, 5.00%, 9/1/2043	5,500,000	6,061,152
Series 2025, GO, 5.00%, 9/1/2044	5,250,000	5,744,146
City of Austin Water and Wastewater System
Series 2026, Rev., 5.00%, 11/15/2038	1,000,000	1,133,533
Series 2026, Rev., 5.00%, 11/15/2040	1,250,000	1,398,594
Series 2026, Rev., 5.00%, 11/15/2041	1,750,000	1,952,741
Series 2026, Rev., 5.00%, 11/15/2043	1,650,000	1,821,828
City of Austin, Airport System
Series 2022, Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,084,714
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	1,000,726
City of Bryan Waterworks and Sewer Series 2025, Rev., 4.25%, 7/1/2045	2,750,000	2,731,474
City of Corpus Christi, Utility System Series 2022B, Rev., 5.00%, 7/15/2032	325,000	356,831
City of Dallas Series 2025, GO, 5.00%, 2/15/2037	4,315,000	4,864,645
City of El Paso Water and Sewer Series 2026, Rev., 5.00%, 3/1/2040	10,835,000	11,887,183
City of Fort Worth Water and Sewer System Series 2024, Rev., 4.25%, 2/15/2054	5,940,000	5,604,231
City of Garland Electric Utility System
Series 2024, Rev., A.G., 5.00%, 3/1/2031	1,000,000	1,094,545
Series 2024, Rev., 5.00%, 11/15/2036	1,000,000	1,125,132
City of Georgetown Series 2022, GO, 4.00%, 8/15/2041	2,410,000	2,403,460
City of Georgetown, Utilities System Series 2023, Rev., 5.00%, 8/15/2038	1,375,000	1,495,368
City of Grand Prairie Series 2023, GO, 4.00%, 2/15/2037	600,000	616,681
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020A, Rev., AMT, 5.00%, 7/1/2027	2,825,000	2,867,881
Series 2020B-2, Rev., AMT, 5.00%, 7/15/2027	1,955,000	1,985,684
Series 2020C, Rev., AMT, 5.00%, 7/15/2027	3,500,000	3,554,933
Series 2025B, Rev., AMT, 5.25%, 7/15/2029	2,400,000	2,497,009
Series 2025B, Rev., AMT, 5.25%, 7/15/2032	6,250,000	6,632,366
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	6,250,000	6,653,470
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	11,300,000	12,064,087
City of Houston Hotel Occupancy Tax and Special, First Lien
Series 2026C, Rev., 5.00%, 9/1/2039	750,000	827,248
Series 2026C, Rev., 5.00%, 9/1/2040	1,400,000	1,537,191
Series 2026C, Rev., 5.00%, 9/1/2041	1,000,000	1,094,625
Series 2026C, Rev., 5.00%, 9/1/2042	1,000,000	1,089,044
Series 2026C, Rev., A.G., 5.00%, 9/1/2043	1,000,000	1,092,995
Series 2026C, Rev., A.G., 5.25%, 9/1/2051	1,000,000	1,055,248
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	47,246
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (e)	2,000,000	2,327,193
City of Mansfield, Combination Tax Series 2025, GO, 5.00%, 2/15/2044	2,000,000	2,154,060
City of Pflugerville, Combination Tax Series 2023A, GO, 4.13%, 8/1/2053	3,260,000	2,941,628
City of Round Rock Series 2024, GO, 5.00%, 8/15/2026	1,180,000	1,185,367

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of San Antonio
Series 2024, GO, 5.00%, 2/1/2027	1,000,000	1,016,500
Series 2025, GO, 5.00%, 2/1/2035	7,500,000	8,586,964
Series 2024C, Rev., 5.50%, 2/1/2049	4,000,000	4,319,976
City of San Antonio Electric and Gas Systems
Series 2026A, Rev., 3.00%, 12/1/2029 (c)	27,000,000	26,787,302
Series 2024B, Rev., 5.00%, 2/1/2038	1,500,000	1,668,506
Series 2026A, Rev., 5.00%, 2/1/2038	9,860,000	11,139,948
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2026	600,000	602,442
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	1,000,000	1,025,083
Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860,000	1,876,173
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc.
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2038	265,000	283,192
Series 2025, Rev., PSF-GTD, 4.63%, 4/1/2050	4,600,000	4,542,864
Collin County Community College District Series 2024, Rev., 4.00%, 8/15/2042	2,170,000	2,180,750
Coppell Independent School District
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2034 (d)	1,200,000	1,362,450
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2035 (d)	1,320,000	1,508,501
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2041 (d)	700,000	779,902
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2042 (d)	1,000,000	1,106,227
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2043 (d)	1,000,000	1,096,476
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2044 (d)	1,250,000	1,358,810
Series 2026, GO, PSF-GTD, 5.00%, 8/15/2045 (d)	650,000	701,287
County of Bexar, Combination Tax Series 2023, GO, 5.00%, 6/15/2042	2,115,000	2,283,037
County of Fort Bend Toll Road, Senior Lien
Series 2024, Rev., A.G., 5.00%, 3/1/2035	1,000,000	1,118,918
Series 2024, Rev., A.G., 5.00%, 3/1/2036	1,000,000	1,110,744
Series 2025, Rev., A.G., 5.00%, 3/1/2044	2,500,000	2,690,294
Series 2025, Rev., A.G., 5.00%, 3/1/2045	2,000,000	2,128,715
County of Harris Toll Road, First Lien Series 2025A, Rev., 4.50%, 8/15/2055	5,000,000	4,857,020
County of Harris, First Lien Series 2024A, Rev., 5.00%, 8/15/2039	1,500,000	1,660,866
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	1,790,000	1,745,014
County of Hays
Series 2026, GO, 5.00%, 2/15/2043	1,000,000	1,094,711
Series 2026, GO, 5.00%, 2/15/2044	1,000,000	1,088,569
Series 2026, GO, 5.00%, 2/15/2045	1,125,000	1,211,592
Series 2026, GO, 5.00%, 2/15/2046	1,000,000	1,063,349
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2039	2,800,000	3,063,641
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	5,000,000	5,415,605
Crowley Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2041	1,415,000	1,565,775
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2042	2,180,000	2,389,372
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2043	1,000,000	1,089,551
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2044	1,250,000	1,351,132
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2045	1,000,000	1,073,431
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2022A, GO, PSF-GTD, 5.00%, 2/15/2043	2,000,000	2,117,567

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Dallas Fort Worth International Airport
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2029 (c)	25,000,000	26,261,540
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2032 (c)	10,000,000	10,797,337
Dallas Independent School District, Unlimited Tax Series 2026A, GO, PSF-GTD, 4.25%, 2/15/2047	4,700,000	4,582,187
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865,000	2,784,805
Fort Bend Independent School District, Unlimited Tax Series 2026B, GO, PSF-GTD, 3.13%, 8/1/2029 (c)	8,000,000	8,006,268
Frisco Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2036	1,105,000	1,227,891
Georgetown Independent School District Series 2025, GO, PSF-GTD, 5.50%, 2/15/2037	4,250,000	4,959,759
Glen Rose Independent School District, Unlimited tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2035	1,000,000	1,075,719
Glen Rose Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2036	1,000,000	1,070,285
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier
Series 2018A, Rev., 5.00%, 10/1/2043	8,500,000	8,700,189
Series 2020C, Rev., 4.00%, 10/1/2045	5,835,000	5,515,868
Series 2020C, Rev., 4.00%, 10/1/2049	3,395,000	3,051,187
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Series 2026A, Rev., 5.00%, 12/1/2029	8,800,000	9,426,954
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024F, Rev., VRDO, 1.55%, 6/10/2026 (c)	24,120,000	24,120,000
Harris County Cultural Education Facilities Finance Corp., Texas Childrens Hospital Series 2015-3, Rev., VRDO, LOC : TD Bank NA, 1.60%, 6/10/2026 (c)	16,245,000	16,245,000
Harris County-Houston Sports Authority, Senior Lien Series 2024A, Rev., A.G., 5.00%, 11/15/2026	3,500,000	3,533,659
Housing Options, Inc., The Culbreath Series 2025, Rev., 3.75%, 11/1/2028 (c)	7,000,000	7,086,181
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,000,000	4,070,521
Humble Independent School District, Unlimited Tax Series 2026A, GO, PSF-GTD, 4.13%, 2/15/2044	1,660,000	1,657,855
Irving Independent School District Series 2025, GO, PSF-GTD, 5.00%, 2/15/2037	5,485,000	6,181,508
Katy Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2033	2,000,000	2,252,027
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2034	1,200,000	1,364,426
Legacy Denton Public Facility Corp., Multifamily Housing Roselawn Village Series 2025, Rev., 3.15%, 5/1/2029 (c)	6,500,000	6,509,409
Lewisville Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 4.00%, 8/15/2041	12,500,000	12,504,767
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	7,000,000	6,315,689
Lockhart Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 8/1/2033	1,060,000	1,199,330
Lower Colorado River Authority
Series 2024, Rev., 5.00%, 5/15/2036	4,000,000	4,418,448
Series 2024, Rev., 5.00%, 5/15/2040	4,750,000	5,142,578
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2025A, Rev., 5.00%, 5/15/2033	2,000,000	2,241,697
Series 2025A, Rev., 5.00%, 5/15/2034	1,750,000	1,978,065
Series 2018, Rev., 5.00%, 5/15/2035	155,000	160,192
Series 2025A, Rev., 5.00%, 5/15/2035	1,250,000	1,422,091
Mabank Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 8/15/2026	260,000	261,161
Mansfield Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2041	2,500,000	2,749,662
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2044	3,500,000	3,766,774
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	5,150,000	4,700,247
Melissa Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2027	100,000	101,443
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2028	320,000	332,915
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2029	250,000	264,944

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2030	220,000	237,365
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2031	250,000	273,876
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	1,000,000	1,084,653
Mission Economic Development Corp., Waste Management, Inc., Project
Series 2020B, Rev., AMT, VRDO, 2.88%, 9/1/2026 (c)	3,000,000	3,000,000
Series 2025A, Rev., AMT, VRDO, 2.88%, 9/1/2026 (c)	3,000,000	3,000,000
Montgomery Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2030	2,910,000	3,143,979
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc., Project
Series 2025, Rev., 5.25%, 1/1/2036	3,270,000	3,551,177
Series 2025, Rev., 5.25%, 1/1/2040	1,000,000	1,054,086
Series 2025, Rev., 5.38%, 1/1/2055	1,000,000	1,010,412
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2025, Rev., 6.75%, 7/1/2044	1,000,000	1,057,956
New Hope Higher Education Finance Corp., Texas Christian University Project
Series 2026A, Rev., 5.00%, 3/15/2044	2,000,000	2,145,737
Series 2026A, Rev., 5.00%, 3/15/2045	1,250,000	1,331,107
Series 2026A, Rev., 5.00%, 3/15/2046	1,265,000	1,334,677
North East Texas Regional Mobility Authority, Senior Lien
Series 2025A, Rev., 5.00%, 1/1/2033	525,000	580,113
Series 2025A, Rev., 5.00%, 1/1/2034	1,230,000	1,368,843
Series 2025A, Rev., 5.00%, 1/1/2036	1,000,000	1,111,869
Series 2025A, Rev., 5.00%, 1/1/2037	700,000	773,413
Series 2025A, Rev., 5.00%, 1/1/2038	1,000,000	1,098,708
Series 2025A, Rev., 5.00%, 1/1/2039	1,000,000	1,093,105
Series 2025A, Rev., 5.00%, 1/1/2041	1,390,000	1,490,844
Series 2025A, Rev., 5.00%, 1/1/2042	1,200,000	1,278,270
Series 2025A, Rev., 5.00%, 1/1/2043	1,100,000	1,168,462
Series 2025A, Rev., 5.25%, 1/1/2044	1,330,000	1,427,888
Series 2025A, Rev., 5.25%, 1/1/2045	1,500,000	1,598,843
Series 2025A, Rev., 5.25%, 1/1/2046	1,150,000	1,218,050
North East Texas Regional Mobility Authority, Subordinate Lien
Series 2025B, Rev., 5.00%, 1/1/2032	600,000	652,688
Series 2025B, Rev., 5.00%, 1/1/2033	650,000	712,980
Series 2025B, Rev., 5.00%, 1/1/2034	1,935,000	2,135,672
Series 2025B, Rev., 5.00%, 1/1/2035	750,000	830,183
Series 2025B, Rev., 5.00%, 1/1/2036	1,000,000	1,100,179
Series 2025B, Rev., 5.00%, 1/1/2037	600,000	655,964
Series 2025B, Rev., 5.00%, 1/1/2038	600,000	652,309
Series 2025B, Rev., 5.00%, 1/1/2039	600,000	648,989
Series 2025B, Rev., 5.00%, 1/1/2040	800,000	856,827
Series 2025B, Rev., 5.00%, 1/1/2041	880,000	935,294
Series 2025B, Rev., 5.00%, 1/1/2042	750,000	792,244
Series 2025B, Rev., 5.00%, 1/1/2043	750,000	788,374
Series 2025B, Rev., 5.25%, 1/1/2044	750,000	796,872
Series 2025B, Rev., 5.25%, 1/1/2045	725,000	764,793
Series 2025B, Rev., 5.25%, 1/1/2046	650,000	681,362
North Texas Municipal Water District Series 2025, Rev., 5.00%, 6/1/2047	11,465,000	12,176,527

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
North Texas Municipal Water District Water System
Series 2025, Rev., 5.00%, 9/1/2034	4,555,000	5,176,998
Series 2025, Rev., 5.00%, 9/1/2035	7,500,000	8,525,426
Series 2025, Rev., 5.00%, 9/1/2036	1,340,000	1,512,686
Series 2025, Rev., 5.00%, 9/1/2038	10,000,000	11,141,005
North Texas Tollway Authority, First Tier
Series 2020A, Rev., 4.00%, 1/2/2038	5,000,000	5,032,135
Series 2025A, Rev., 5.00%, 1/1/2039	3,000,000	3,331,149
Series A, Rev., 4.00%, 1/1/2043	1,645,000	1,611,321
Northwest Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,500,000	2,695,152
Series 2022A, GO, PSF-GTD, 5.00%, 2/15/2048	1,000,000	1,031,917
Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2049	1,715,000	1,786,920
Pasadena Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2048	5,000,000	5,176,170
Permanent University Fund - University of Texas System
Series 2016B, Rev., 4.00%, 7/1/2026	7,985,000	7,992,990
Series 2025A, Rev., 5.00%, 7/1/2035	10,840,000	12,517,194
Series 2026A, Rev., 5.25%, 7/1/2039	1,000,000	1,196,245
Series 2026A, Rev., 5.25%, 7/1/2041	11,000,000	13,203,608
Plano Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	2,250,000	2,395,413
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2030	3,000,000	3,254,458
Series 2025, GO, PSF-GTD, 4.00%, 2/15/2043	2,000,000	1,989,839
Series 2025, GO, PSF-GTD, 4.00%, 2/15/2044	3,250,000	3,182,859
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,450,000	1,632,071
State of Texas
Series 2025B, GO, 5.00%, 8/1/2036	2,255,000	2,554,705
Series 2025, GO, 5.00%, 10/1/2036	2,870,000	3,294,785
State of Texas, College Student Loan Series 2025, GO, AMT, 5.00%, 8/1/2029	2,170,000	2,303,874
Tarrant County College District Series 2022, GO, 5.00%, 8/15/2028	1,000,000	1,048,169
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	15,000,000	16,472,169
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	2,215,000	2,380,293
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2024B, Rev., 5.00%, 7/1/2026	1,110,000	1,111,807
Series 2024B, Rev., 5.00%, 7/1/2027	2,360,000	2,415,866
Series 2024B, Rev., 5.00%, 7/1/2028	3,000,000	3,132,776
Series 2024B, Rev., 5.00%, 7/1/2029	2,485,000	2,642,017
Series 2022A, Rev., 4.00%, 7/1/2053	1,315,000	1,141,673
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2025, Rev., 4.13%, 12/1/2054	2,495,000	2,286,682
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	18,275,000	20,211,781
Terrell Independent School District, Kaufman and Hunt Counties, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 8/1/2037	2,500,000	2,836,044
Series 2025, GO, PSF-GTD, 5.00%, 8/1/2038	2,500,000	2,820,554
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2030	155,000	158,391
Texas Department of Housing and Community Affairs Series 2026A, Rev., GNMA COLL, 6.00%, 1/1/2057	12,750,000	14,291,308

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply
Series 2023A, Rev., 5.50%, 1/1/2030 (c)	5,000,000	5,282,108
Series 2023B, Rev., 5.50%, 1/1/2034 (c)	12,825,000	14,041,739
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply
Series 2024, Rev., 5.00%, 1/1/2034 (c)	11,520,000	12,316,790
Series 2026, Rev., 5.00%, 4/1/2036	22,950,000	24,197,156
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019A, Rev., 4.00%, 12/31/2039	1,130,000	1,101,837
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project
Series 2023, Rev., AMT, 5.25%, 12/31/2036	2,835,000	2,989,151
Series 2019, Rev., AMT, 5.00%, 6/30/2058	6,000,000	5,963,718
Texas Public Finance Authority, Texas Southern University Series 2023, Rev., 5.00%, 5/1/2027	625,000	635,553
Texas State Affordable Housing Corp., Juniper Creek Apartments Project Series 2023, Rev., 3.75%, 7/1/2026 (c)	3,000,000	3,001,308
Texas State University System
Series 2026C, Rev., 5.00%, 3/15/2031 (d)	1,750,000	1,882,336
Series 2026C, Rev., 5.00%, 3/15/2032 (d)	2,250,000	2,451,400
Texas Transportation Finance Corp. Series 2025A, Rev., 5.00%, 10/1/2041	5,275,000	5,848,259
Texas Transportation Finance Corp. Subordinate Tier
Series 2025A, Rev., 5.00%, 10/1/2042	6,500,000	7,171,567
Series 2025A, Rev., 5.00%, 10/1/2043	5,500,000	6,029,096
Texas Water Development Board
Series 2025, Rev., 5.00%, 4/15/2036	1,500,000	1,725,017
Series 2023A, Rev., 5.00%, 10/15/2037	1,700,000	1,891,662
Series 2025, Rev., 5.00%, 10/15/2042	5,000,000	5,538,429
Series 2023A, Rev., 5.00%, 10/15/2058	1,725,000	1,778,533
Texas Water Development Board, State Water Implementation Fund
Series 2018B, Rev., 5.00%, 4/15/2030	7,000,000	7,379,090
Series 2024A, Rev., 4.25%, 10/15/2051	1,160,000	1,112,088
Trinity River Authority of Texas, Livingston Regional Water Supply System Project
Series 2023, Rev., 5.00%, 8/1/2036	1,120,000	1,232,765
Series 2023, Rev., 5.00%, 8/1/2037	1,175,000	1,285,906
Series 2023, Rev., 5.00%, 8/1/2038	1,220,000	1,328,012
Weslaco Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	670,000	748,908
Wylie Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/15/2039	2,695,000	2,950,933
Total Texas		837,709,771
Utah — 1.0%
City of Salt Lake City, Airport System Series 2021A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,487,005
City of Salt Lake City, International Airport Series 2025A, Rev., AMT, 5.25%, 7/1/2043	3,080,000	3,360,025
City of Salt Lake City, Sales and Excise Tax Series 2022A, Rev., 4.00%, 10/1/2030	105,000	110,598
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.80%, 6/1/2026 (c)	35,000,000	35,000,000
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project
Series 2025B, Rev., A.G., 5.25%, 6/1/2045	1,000,000	1,091,824
Series 2025B, Rev., A.G., 5.50%, 6/1/2050	3,000,000	3,259,966
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2033	1,465,000	1,622,038
Series 2023A, Rev., 5.00%, 7/1/2037	2,305,000	2,496,474
Series 2024A, Rev., 5.00%, 7/1/2037	2,600,000	2,847,363
Series 2024A, Rev., 5.00%, 7/1/2040	1,610,000	1,742,561

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Mida Cormont Public Infrastructure District, Limited Tax Series 2025A-1, GO, 6.25%, 6/1/2055 (b)	1,000,000	1,054,690
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-1, Rev., 5.13%, 6/15/2054 (b)	2,000,000	2,010,151
Utah Housing Corp., Single Family Mortgage
Series 2025, Rev., 3.00%, 9/1/2029 (c)	2,400,000	2,397,228
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	6,560,000	7,257,558
Utah Infrastructure Agency Series 2021, Rev., 4.00%, 10/15/2029	1,210,000	1,218,827
Utah Infrastructure Agency, Clearfield City Project Series 2020, Rev., 4.00%, 10/15/2040	915,000	917,086
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2028	1,000,000	1,012,326
Series 2021, Rev., 4.00%, 10/15/2038	1,560,000	1,576,099
Utah Telecommunication Open Infrastructure Agency, Sales Tax and Telecommunications
Series 2022, Rev., 5.25%, 6/1/2034	325,000	362,836
Series 2022, Rev., 5.25%, 6/1/2035	580,000	644,539
Utah Transit Authority, Sales Tax
Series 2025, Rev., 5.00%, 12/15/2037	1,250,000	1,434,077
Series 2024, Rev., 5.00%, 6/15/2040	1,580,000	1,759,363
Series 2023, Rev., 5.00%, 12/15/2041	1,235,000	1,358,808
Total Utah		77,021,442
Virginia — 0.9%
Albemarle County Economic Development Authority, Albemarle County Projects Series 2026, Rev., 4.00%, 6/1/2045	6,000,000	5,942,735
Arlington County Industrial Development Authority, Multi-Family Housing Barcroft- Charlie 2 and Barcroft Bravo 5 Series 2025, Rev., 3.10%, 2/1/2027 (c)	2,000,000	2,000,014
City of Richmond Public Utility
Series 2026B, Rev., 5.00%, 1/15/2032 (d)	3,980,000	4,445,436
Series 2026B, Rev., 5.00%, 1/15/2033 (d)	7,000,000	7,919,508
Series 2026B, Rev., 4.25%, 1/15/2047 (d)	1,120,000	1,100,897
City of Richmond, Public Improvement Series 2017B, GO, 5.00%, 7/15/2027	175,000	179,800
County of Henrico Water and Sewer Series 2019, Rev., 5.00%, 5/1/2029	100,000	106,938
County of Spotsylvania, Public Improvement Series 2018, GO, 5.00%, 7/15/2029	85,000	89,314
Fairfax County Industrial Development Authority Series 2022, Rev., 4.00%, 5/15/2042	6,175,000	6,041,273
Prince William County Service Authority, Water and Sewer System
Series 2025, Rev., 5.00%, 7/15/2032	1,000,000	1,126,973
Series 2025, Rev., 5.00%, 7/15/2033	1,000,000	1,140,675
Series 2025, Rev., 5.00%, 7/15/2038	1,000,000	1,138,150
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2023B, Rev., 5.00%, 2/1/2033	150,000	169,484
Series 2023A, Rev., 4.00%, 9/1/2040	1,385,000	1,399,403
Virginia Port Authority
Series 2025, Rev., 5.00%, 7/1/2038	1,500,000	1,691,737
Series 2025, Rev., 5.00%, 7/1/2040	1,750,000	1,945,666
Series 2025, Rev., 5.00%, 7/1/2044	1,365,000	1,476,890
Virginia Public Building Authority
Series 2015A, Rev., 4.00%, 8/1/2031	5,000,000	5,004,217
Series 2024A, Rev., 5.00%, 8/1/2043	6,660,000	7,269,612
Virginia Public School Authority, 1997 Resolution
Series 2025A, Rev., 5.00%, 8/1/2037	3,840,000	4,412,201
Series 2025A, Rev., 5.00%, 8/1/2038	2,210,000	2,519,754

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Virginia Small Business Financing Authority Series 2021, Rev., 4.00%, 12/1/2051	1,145,000	974,032
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project
Series 2022, Rev., AMT, 4.00%, 7/1/2032	250,000	252,976
Series 2022, Rev., AMT, 4.00%, 1/1/2036	2,000,000	1,985,686
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project
Series 2017, Rev., AMT, 5.00%, 12/31/2052	7,030,000	6,920,745
Series 2017, Rev., AMT, 5.00%, 12/31/2056	5,880,000	5,737,631
Total Virginia		72,991,747
Washington — 2.2%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax Series 2019, GO, 4.00%, 12/1/2036	1,000,000	1,011,957
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2021S-1, Rev., 4.00%, 11/1/2040	1,700,000	1,708,514
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670,000	1,697,138
City of Seattle Municipal Light and Power Series 2025, Rev., 5.00%, 2/1/2036	5,000,000	5,744,900
County of King Sewer Series 2016A, Rev., 4.00%, 7/1/2038	5,000,000	5,000,003
County of Snohomish, Limited Tax Series 2022, GO, 4.00%, 12/1/2039	1,470,000	1,507,042
County of Spokane Series 2025, GO, 5.00%, 12/1/2043	1,000,000	1,102,359
Energy Northwest, Columbia Generating Station Series 2021A, Rev., 4.00%, 7/1/2042	3,760,000	3,780,935
Energy Northwest, Project 1
Series 2017A, Rev., 5.00%, 7/1/2028	55,000	56,398
Series 2025A, Rev., 5.00%, 7/1/2032	2,000,000	2,246,747
Fircrest Properties, State of Washington Dshs Project Series 2024, Rev., 5.50%, 6/1/2049	5,000,000	5,362,889
King and Pierce Counties Valley Regional Fire Authority, Unlimited Tax
Series 2024, GO, A.G., 5.00%, 12/1/2036	1,400,000	1,580,359
Series 2024, GO, A.G., 5.00%, 12/1/2037	1,000,000	1,121,683
Series 2024, GO, A.G., 5.00%, 12/1/2038	1,300,000	1,450,768
Series 2024, GO, A.G., 5.00%, 12/1/2039	1,085,000	1,204,000
Mason County School District No. 309 Shelton, Unlimited Tax Series 2017, GO, 5.00%, 12/1/2029	45,000	46,111
Port of Tacoma, Subordinate Lien Series 2008B, Rev., VRDO, LOC : Bank of America NA, 1.55%, 6/10/2026 (c)	8,725,000	8,725,000
State of Washington Motor Vehicle Fuel Tax
Series R-2025E, GO, 5.00%, 8/1/2029	6,860,000	7,362,341
Series 2025C, GO, 5.00%, 7/1/2030	5,040,000	5,503,671
Series R-2025E, GO, 5.00%, 8/1/2030	2,980,000	3,258,673
Series R2025C, GO, 5.00%, 7/1/2032	4,000,000	4,493,494
Series 2024D, GO, 5.00%, 6/1/2045	4,000,000	4,287,470
State of Washington, Various Purpose
Series R-2026C, GO, 5.00%, 8/1/2040	16,050,000	18,173,604
Series R-2026C, GO, 5.00%, 8/1/2041	18,975,000	21,351,839
Series 2026C, GO, 5.00%, 2/1/2042	15,000,000	16,686,088
Series 2026C, GO, 5.00%, 2/1/2044	15,000,000	16,419,708
Three Rivers Regional Wastewater Authority Series 2024, Rev., 5.00%, 9/1/2037	1,275,000	1,417,935
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	9,000,000	9,198,490
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2025A, Rev., 5.00%, 3/1/2027	1,000,000	1,016,468
Series 2025A, Rev., 5.00%, 3/1/2028	750,000	776,868
Series 2025A, Rev., 5.00%, 3/1/2029	1,000,000	1,055,221
Series 2025A, Rev., 5.00%, 3/1/2030	1,000,000	1,073,105

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Washington State Housing Finance Commission, Bayview Manor II Project
Series 2025B-2, Rev., 4.20%, 7/1/2029 (b)	1,130,000	1,130,222
Series 2025A, Rev., 6.00%, 7/1/2060 (b)	1,000,000	1,019,518
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio
Series 2025A, Rev., 5.50%, 7/1/2050 (b)	4,905,000	4,968,643
Series 2025A, Rev., 5.75%, 7/1/2060 (b)	5,000,000	5,106,478
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (b)	1,920,000	1,950,306
Series 2020A, Rev., 5.00%, 1/1/2041 (b)	3,070,000	3,053,094
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project Series 2023, Rev., 5.63%, 7/1/2038 (b)	1,215,000	1,311,622
Total Washington		173,961,661
West Virginia — 0.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project Series 2025, Rev., AMT, 4.63%, 5/15/2032 (c)	7,000,000	7,176,871
West Virginia Hospital Finance Authority, University Health System Series 2023A, Rev., 5.00%, 6/1/2040	1,800,000	1,933,590
Total West Virginia		9,110,461
Wisconsin — 2.4%
City of Milwaukee, Promissory Notes Series 2023N3, GO, A.G., 5.00%, 4/1/2032	1,655,000	1,819,565
City of Oshkosh, Water
Series 2022D, Rev., 5.00%, 1/1/2027	165,000	167,130
Series 2022D, Rev., 5.00%, 1/1/2028	180,000	186,119
Public Finance Authority, AFCO Airport Real Estate Group
Series 2023, Rev., AMT, 5.00%, 7/1/2026	450,000	450,412
Series 2023, Rev., AMT, 5.00%, 7/1/2027	790,000	800,761
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (b)	1,035,000	946,759
Public Finance Authority, Astro Texas Land Projects Series 2025, Rev., 5.00%, 12/15/2036 (b)	2,455,649	2,454,141
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	1,200,000	1,199,949
Public Finance Authority, Cone Health Series 2022A, Rev., 5.00%, 10/1/2052	3,530,000	3,567,611
Public Finance Authority, Georgia SR 400 Express Lanes Project Series 2025, Rev., AMT, 5.75%, 12/31/2065	6,000,000	6,217,126
Public Finance Authority, Kahala Nui Project
Series 2025, Rev., 5.00%, 11/15/2026	275,000	276,926
Series 2025, Rev., 5.00%, 11/15/2027	290,000	296,979
Series 2025, Rev., 5.00%, 11/15/2028	380,000	395,319
Series 2025, Rev., 5.00%, 11/15/2029	300,000	316,710
Series 2025, Rev., 5.00%, 11/15/2030	240,000	256,378
Series 2025, Rev., 5.00%, 11/15/2031	440,000	474,445
Series 2025, Rev., 5.00%, 11/15/2032	460,000	500,082
Series 2025, Rev., 5.00%, 11/15/2034	680,000	742,954
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project
Series 2025B, Rev., 5.00%, 6/15/2030	160,000	167,426
Series 2025B, Rev., 5.25%, 6/15/2035	275,000	300,406
Series 2025A, Rev., 5.00%, 6/15/2037	1,000,000	1,103,716
Series 2025A, Rev., 5.00%, 6/15/2039	250,000	273,000
Series 2025B, Rev., 5.25%, 6/15/2045	550,000	578,876
Public Finance Authority, Maniilaq Association Employee Housing Project
Series 2026, Rev., 5.00%, 12/1/2033	1,550,000	1,663,713

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2026, Rev., 5.00%, 12/1/2035	2,500,000	2,687,987
Series 2026, Rev., 5.00%, 12/1/2036	2,530,000	2,711,205
Series 2026, Rev., 5.00%, 12/1/2037	2,750,000	2,932,865
Series 2026, Rev., 5.00%, 12/1/2038	3,000,000	3,183,658
Series 2026, Rev., 5.00%, 12/1/2039	2,500,000	2,629,957
Series 2026, Rev., 5.00%, 12/1/2040	3,225,000	3,407,243
Series 2026, Rev., 5.25%, 12/1/2041	2,300,000	2,459,903
Series 2026, Rev., 5.25%, 12/1/2042	1,810,000	1,924,132
Series 2026, Rev., 5.25%, 12/1/2043	2,535,000	2,672,021
Series 2026, Rev., 5.25%, 12/1/2044	1,750,000	1,830,894
Series 2026, Rev., 5.25%, 12/1/2045	1,820,000	1,885,334
Series 2026, Rev., 5.25%, 12/1/2048	1,000,000	1,009,003
Public Finance Authority, Retirement Facilities First Mortgage Southminster Series 2018, Rev., 5.00%, 10/1/2043 (b)	2,500,000	2,503,795
Public Finance Authority, Senior Lien
Series 2024, Rev., AMT, 5.50%, 7/1/2044	4,745,000	4,911,188
Series 2024, Rev., AMT, 5.75%, 7/1/2049	3,745,000	3,882,451
Public Finance Authority, Waste Management, Inc. Project Series 2017A-3, Rev., AMT, VRDO, 2.95%, 8/3/2026 (c)	4,000,000	4,000,000
State of Wisconsin
Series 2025 1, GO, 5.00%, 5/1/2033	4,320,000	4,910,982
Series 2023B, GO, 5.00%, 5/1/2035	1,280,000	1,418,775
Series 2025-2, GO, 5.00%, 5/1/2038	3,950,000	4,480,535
Series 2026A, GO, 5.00%, 5/1/2038	28,660,000	32,694,242
Series 2026 1, GO, 5.00%, 5/1/2040	3,200,000	3,629,495
University of Wisconsin Hospitals and Clinics
Series 2024C, Rev., VRDO, LIQ : US Bank NA, 2.85%, 6/1/2026 (c)	11,500,000	11,500,000
Series 2024B, Rev., 5.00%, 10/1/2031 (c)	2,000,000	2,170,137
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2024A, Rev., 5.00%, 4/1/2028	1,530,000	1,590,221
Series 2024A, Rev., 5.00%, 4/1/2029	3,205,000	3,395,118
Series 2024A, Rev., 5.00%, 4/1/2030	3,365,000	3,629,913
Series 2024A, Rev., 5.00%, 4/1/2035	1,515,000	1,717,866
Wisconsin Department of Transportation Series 2023I, Rev., 5.00%, 7/1/2034	4,145,000	4,700,498
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2016A, Rev., 4.00%, 11/15/2046	1,590,000	1,457,258
Wisconsin Health and Educational Facilities Authority, Benevolent Corp. Cedar Community
Series 2026, Rev., 5.00%, 6/1/2045	1,165,000	1,173,249
Series 2026, Rev., 5.38%, 6/1/2050	1,200,000	1,211,269
Series 2026, Rev., 5.50%, 6/1/2055	1,500,000	1,520,715
Series 2026, Rev., 5.50%, 6/1/2061	1,500,000	1,514,424
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc., Project Series 2024, Rev., 5.00%, 7/1/2026 (b)	1,000,000	1,001,823
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project Series 2026, Rev., 6.50%, 11/1/2036 (b)	19,500,000	19,891,342
Wisconsin Health and Educational Facilities Authority, Wisconsin Housing Reservation Series 2026A, Rev., 5.00%, 11/1/2035	10,000,000	10,952,888

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	4,390,000	4,726,383
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	955,000	1,037,125
Total Wisconsin		190,112,397
Wyoming — 0.4%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,305,000	21,846,137
Wyoming Community Development Authority
Series 2023-1, Rev., 5.75%, 6/1/2053	3,585,000	3,762,650
Series 2024-1, Rev., 6.00%, 12/1/2054	2,365,000	2,550,274
Series 2025-3, Rev., 6.25%, 12/1/2055	4,195,000	4,643,284
Total Wyoming		32,802,345
Total Municipal Bonds (Cost $7,224,328,025)		7,303,939,147
	SHARES
Short-Term Investments — 8.2%
Investment Companies — 8.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (g) (h) (Cost $638,211,901)	638,153,888	638,217,704
Total Investments — 102.0% (Cost $7,862,539,926)		7,942,156,851
Liabilities in Excess of Other Assets — (2.0)%		(157,546,639)
NET ASSETS — 100.0%		7,784,610,212

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CME	Chicago Mercantile Exchange
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2026.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,302	09/21/2026	USD	143,077,594	812,684
U.S. Treasury 2 Year Note	417	09/30/2026	USD	86,162,625	181,551
					994,235

Abbreviations
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SOFR annually	3.46 annually	Pay	3/22/2028	USD225,195,000	—	(1,005,608)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	3.63%

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds	$—	$7,303,939,147	$—	$7,303,939,147
Short-Term Investments
Investment Companies	638,217,704	—	—	638,217,704

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Total Investments in Securities	$638,217,704	$7,303,939,147	$—	$7,942,156,851
Appreciation in Other Financial Instruments
Futures Contracts	$994,235	$—	$—	$994,235
Depreciation in Other Financial Instruments
Swaps	$—	$(1,005,608)	$—	$(1,005,608)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$994,235	$(1,005,608)	$—	$(11,373)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (a) (b)	$698,218,261	$613,974,152	$673,974,709	$—	$—	$638,217,704	638,153,888	$3,462,557	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.